UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor
New York, NY 10158
(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Emerging Markets ex-China ETF

Ticker: EMM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Emerging Markets ex-China ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/emm/. You can also request this information by contacting us at 1-888-493-8631.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets ex-China ETF	$80	0.76%

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") sub-advised by Mirae Asset Global Investments (Hong Kong) Limited. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities: (i) of issuers in emerging markets; and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the investment adviser to have a current or future leading position in terms of market share and/or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Fund uses the MSCI Emerging Markets ex China Index as its secondary benchmark index (the "Secondary Index"). Using a blended analysis over the 12-month period, the Fund delivered positive absolute and relative performance.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 9.57%, while the Secondary Index increased 11.50%. The Fund had a net asset value of $25.07 per share on November 30, 2023 and ended the reporting period with a net asset value of $27.21 per share on November 30, 2024.

During the reporting period, the highest returns came from Zomato Ltd. and Siemens Limited, which returned 132.30% and 104.61%, respectively. The worst performers were Localiza Rent A Car SA and Global Unichip Corp., which returned -38.18% and -35.85%, respectively.

From November 30th, 2023, through March 31st, 2024, the Fund outperformed the broad emerging markets (“EM”) benchmark led by positioning in Taiwan, South Korea, and India. From the sector side, the Fund benefited most from its stock selection in the Consumer Discretionary and Information Technology sectors. On the other hand, the Fund saw detractions from positioning in the Utilities and Materials sector. From April 1st, 2024, through November 30th, 2024, the Fund slightly underperformed the Secondary Index. The largest contributions came from positions in India, the United Arab Emirates, and South Korea. The largest detractions came from positionings in Taiwan and Indonesia. From a sector perspective the Fund benefited from its underweight in the Materials sector and stock selection in Industrials. On the negative side, the Fund saw detractions from positioning in the Financials and Information Technology sectors.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Emerging Markets ex-China ETF** - $14,666
MSCI Emerging Markets Index (Net) (USD) - $14,013
MSCI Emerging Markets ex China Index (NR) (USD)* - $15,150
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Apr/14
Apr/15
Apr/16
Apr/17
Apr/18
Apr/19
Apr/20
Apr/21
Apr/22
Apr/23
Nov/23
Nov/24

	Global X Emerging Markets ex-China ETF** - $14,666	MSCI Emerging Markets Index (Net) (USD) - $14,013	MSCI Emerging Markets ex China Index (NR) (USD)* - $15,150
Apr/14	$10,000	$10,000	$10,000
Apr/15	$11,010	$10,780	$10,000
Apr/16	$9,354	$8,854	$10,000
Apr/17	$11,417	$10,548	$10,201
Apr/18	$13,948	$12,839	$11,907
Apr/19	$12,952	$12,191	$11,264
Apr/20	$10,994	$10,728	$9,284
Apr/21	$17,511	$15,954	$14,548
Apr/22	$13,984	$13,030	$13,501
Apr/23	$13,494	$12,181	$12,579
Nov/23	$13,384	$12,527	$13,587
Nov/24	$14,666	$14,013	$15,150

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X Emerging Markets ex-China ETFFootnote Reference**	9.57%	2.36%	3.27%
MSCI Emerging Markets Index (Net) (USD)	11.86%	3.20%	3.16%
MSCI Emerging Markets ex China Index (NR) (USD)*	11.50%	6.12%	-%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/emm/ for current month-end performance.

** Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. The Global X Emerging Markets ETF was renamed to the Global X Emerging Markets ex-China ETF effective April 1, 2024.

* The Fund's inception date predates the MSCI Emerging Markets ex-China Index's inception date of March 9, 2017. Accordingly the MSCI Emerging Markets ex-China Index does not have 10 calendar years of performance and the table instead reflects the MSCI Emerging Markets ex-China Index's performance for 1 calendar year, 5 calendar years and from its inception on March 9, 2017.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,049,737	70	$196,523	83.82%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	2.3%
Chile	1.1%
Greece	2.0%
Vietnam	2.1%
Mexico	2.4%
Indonesia	3.5%
United Arab Emirates	3.6%
South Africa	3.7%
Saudi Arabia	4.2%
Brazil	7.9%
South Korea	10.3%
Taiwan	23.1%
India	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	9.8%
ICICI Bank ADR	3.3%
MediaTek	3.2%
Quanta Computer	3.0%
Hon Hai Precision Industry	2.9%
Zomato	2.3%
HDFC Bank ADR	2.1%
Samsung Electronics GDR	2.1%
Apollo Hospitals Enterprise	2.0%
TVS Motor	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.globalxetfs.com/funds/emm or upon request at 1-888-493-8631.

Effective April 1, 2024, the Fund's name changed from the Global X Emerging Markets ETF to the Global X Emerging Markets ex-China ETF. Also effective April 1, 2024, the Fund modified its Principal Investment Strategies to reflect a change to its Secondary Index from the MSCI Emerging Markets Index to the MSCI Emerging Markets ex China Index. As of April 1, 2024, the Fund will not consider companies domiciled in or whose equity securities are listed for trading on an exchange in China, as well as companies domiciled in Hong Kong.

Effective April 1, 2024, the Fund also modified its Summary of Principal Risks to remove "China A-Shares Risk" and "Risk of Investing in China."

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/emm/

Global X Funds

Global X Emerging Markets ex-China ETF: EMM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

GX-AR-TSR-11.2024-1

Global X Funds

Global X Emerging Markets Great Consumer ETF

Ticker: EMC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Emerging Markets Great Consumer ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/emc/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Great Consumer ETF	$78	0.75%

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") sub-advised by Mirae Asset Global Investments (Hong Kong) Limited. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets.

The Fund uses the MSCI Emerging Markets Index as its benchmark index (the “Benchmark Index”). The Benchmark Index is designed to track financial performance of select companies in emerging markets.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 7.45% while the Secondary Index increased by 11.86%. The Fund had a net asset value of $24.76 per share on November 30, 2023 and ended the reporting period with a net asset value of $26.26 per share on November 30, 2024.

During the reporting period, the highest returns came from Zomato Ltd. and Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR, which returned 95.96% and 92.10%, respectively. The worst performers were Localiza Rent A Car SA and Nongfu Spring Co., Ltd. Class H, which returned -46.44% and -42.84%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 25.8% and Information Technology at 20.8%. By country, the Fund had the highest exposure to India at 24.4%, China at 23.7%, and Taiwan at 18.3%.

During the reporting period, the Fund recorded positive absolute performance, but slightly underperformed the Benchmark Index. From a country perspective, the Fund’s stock selection in the United Arab Emirates, South Africa, and Saudi Arabia added the most to fund performance. On the negative side, the Fund saw detractions from positioning in China and Taiwan. From a sector perspective, the Fund benefited from its positioning in Healthcare companies and underweight in Materials companies. On the negative side, its largest detraction came from stock selection in Financials.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Emerging Markets Great Consumer ETF** - $12,061
MSCI Emerging Markets Index (Net) (USD) - $14,013
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Apr/14
Apr/15
Apr/16
Apr/17
Apr/18
Apr/19
Apr/20
Apr/21
Apr/22
Apr/23
Nov/23
Nov/24

	Global X Emerging Markets Great Consumer ETF** - $12,061	MSCI Emerging Markets Index (Net) (USD) - $14,013
Apr/14	$10,000	$10,000
Apr/15	$11,186	$10,780
Apr/16	$8,964	$8,854
Apr/17	$10,177	$10,548
Apr/18	$12,848	$12,839
Apr/19	$13,009	$12,191
Apr/20	$12,980	$10,728
Apr/21	$18,306	$15,954
Apr/22	$12,568	$13,030
Apr/23	$11,391	$12,181
Nov/23	$11,225	$12,527
Nov/24	$12,061	$14,013

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X Emerging Markets Great Consumer ETFFootnote Reference**	7.45%	-2.03%	1.05%
MSCI Emerging Markets Index (Net) (USD)	11.86%	3.20%	3.16%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/emc/ for current month-end performance.

** Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$113,042,403	74	$1,183,887	72.71%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	3.5%
Vietnam	1.4%
Greece	1.5%
Mexico	1.8%
South Africa	2.7%
United Arab Emirates	2.9%
Saudi Arabia	3.5%
Indonesia	4.5%
South Korea	4.9%
Brazil	6.2%
Taiwan	18.3%
China	23.7%
India	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	9.8%
Tencent Holdings	4.7%
Midea Group, Cl A	2.9%
Trip.com Group ADR	2.8%
Hon Hai Precision Industry	2.7%
Kolmar Korea	2.6%
ICICI Bank ADR	2.6%
MediaTek	2.5%
Prestige Estates Projects	2.3%
Apollo Hospitals Enterprise	2.3%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/emc/

Global X Funds

Global X Emerging Markets Great Consumer ETF: EMC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

GX-AR-TSR-11.2024-2

Global X Funds

Global X Emerging Markets Bond ETF

Ticker: EMBD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Emerging Markets Bond ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/embd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Bond ETF	$42	0.39%

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") sub-advised by Mirae Asset Global Investments (USA) LLC (the "Sub-Adviser”) that seeks a high level of total return, consisting of both income and capital appreciation, by investing in fixed-rate and floating-rate debt instruments issued by sovereign, quasi-sovereign, and corporate entities from emerging market (“EM”) countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in emerging market debt, either directly or indirectly. The Fund’s portfolio managers incorporate top-down macro views, consistent with the views of the Sub-Adviser’s Investment Committee, and bottom-up fundamental research to evaluate the attractiveness of select countries and companies that are believed to offer superior risk-adjusted returns.

The Fund uses the JP Morgan EMBI Global Core Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is a broad U.S. dollar denominated EM debt benchmark that tracks the total return of actively traded debt instruments in EM countries.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 13.47%, while the Secondary Index increased 13.36%. The Fund had a net asset value of $21.59 per share on November 30, 2023 and ended the reporting period with a net asset value of $23.16 per share on November 30, 2024.

During the reporting period, the highest returns came from the 4.125% Argentine Government Bond maturing 09-jul-2035 which returned 95.86%. The worst performing holding was the 5.75% Romanian Government Bond maturing 24-mar-2035 which returned -7.05%.

During the reporting period, by country, the Fund had the highest exposure to Mexico at 8.3% and Chile at 6.7%.

During the reporting period the Fund recorded positive absolute performance, but underperformed the Secondary Index. The Fund delivered a strong return driven by a global-rates rally and positive risk sentiment. The U.S. 10-year Treasury yield, which peaked just below 5% in early October 2023, declined during the period, supported by significant improvements in disinflation trends and anticipation of global interest rate cuts. This favorable environment allowed the high-yield sector to outperform the investment-grade sector. Positive contributions came from the Fund’s overweight positions in high-yield sovereign issuers, including South Africa, Ecuador, and Egypt, along with quasi-sovereign issuers in Mexico.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Emerging Markets Bond ETF - $11,599
Bloomberg Emerging Markets USD Aggregate Bond Index* - $10,732
JP Morgan EMBI Global Core Index (TR) (USD) - $10,707
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
Jun/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Emerging Markets Bond ETF - $11599	Bloomberg Emerging Markets USD Aggregate Bond Index* - $10732	JP Morgan EMBI Global Core Index (TR) (USD) - $10707
Jun/20	$10000	$10000	$10000
Nov/20	$11191	$10781	$10979
Nov/21	$11012	$10659	$10791
Nov/22	$9662	$9044	$8930
Nov/23	$10222	$9549	$9445
Nov/24	$11599	$10732	$10707

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Emerging Markets Bond ETF	13.47%	3.35%
Bloomberg Emerging Markets USD Aggregate Bond Index*	12.39%	1.58%
JP Morgan EMBI Global Core Index (TR) (USD)	13.36%	1.53%

Since its inception on June 1, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/embd/ for current month-end performance.

* As of November 2024, pursuant to new regulatory requirements, the Fund added the Bloomberg Emerging Markets USD Aggregate Bond Index as its new broad-based securities market benchmark to reflect that the Bloomberg Emerging Markets USD Aggregate Bond Index is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$201,462,487	206	$604,230	35.35%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	41.4%
Exchange Traded Fund	0.6%
Dominican Republic	3.0%
Argentina	3.1%
Egypt	3.3%
Saudi Arabia	3.4%
Hungary	3.3%
Peru	3.5%
United Arab Emirates	4.2%
Brazil	4.4%
United States	5.7%
South Africa	6.4%
Chile	6.7%
Mexico	8.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	5.000%	10/31/25	1.5%
Eskom Holdings SOC	6.350%	08/10/28	1.4%
Argentine Republic Government International Bond	5.000%	01/09/38	1.4%
Peruvian Government International Bond	8.750%	11/21/33	1.3%
Republic of Poland Government International Bond	5.500%	04/04/53	1.3%
Republic of South Africa Government International Bond	7.300%	04/20/52	1.2%
Chile Electricity Lux MPC Sarl	6.010%	01/20/33	1.2%
Empresa Nacional del Petroleo	6.150%	05/10/33	1.1%
Saudi Government International Bond	5.750%	01/16/54	1.1%
Angolan Government International Bond	8.750%	04/14/32	1.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/embd/

Global X Funds

Global X Emerging Markets Bond ETF: EMBD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-3

Global X Funds

Global X Brazil Active ETF

Ticker: BRAZ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Brazil Active ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/braz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Brazil Active ETF	$68	0.75%

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") designed to offer investors direct exposure to the Brazilian Economy. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of issuers domiciled in Brazil and/or that are tied economically to Brazil.

The Fund uses the MSCI Brazil Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is designed to measure the performance of the large- and mid-market capitalization segments of the Brazilian market.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund decreased 18.55%, while the Secondary Index decreased 18.01%. The Fund had a net asset value of $27.59 per share on November 30, 2023 and ended the reporting period with a net asset value of $21.72 per share on November 30, 2024.

During the reporting period, the highest returns came from Nu Holdings Ltd. Class A and JBS S.A., which returned 53.93% and 44.20%, respectively. The worst performers were Localiza Rent A Car SA and Brava Energia, which returned -46.44% and -44.28%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Financials at 32.9%, and Energy at 17.5%.

During the reporting period, the Fund recorded negative performance, impacted by Brazil’s challenging macroeconomic environment, currency fluctuations, and uncertain fiscal and monetary policy. The Fund's Energy sector performance was affected by company-specific stoppages at oil fields due to maintenance and regulatory delays, both of which were resolved in the fourth quarter of this year. Additionally, the Fund’s overweight position in industrials was negatively influenced by Brazil's higher interest rates. However, the Fund’s focus on companies with strong market positions and favorable long-term growth prospects helped mitigate some downside risk.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Brazil Active ETF - $8,989
MSCI Emerging Markets Index (Net) (USD)* - $11,369
MSCI Brazil Index (NR) (USD) - $9,099
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
Aug/23
Nov/23
Nov/24

	Global X Brazil Active ETF - $8989	MSCI Emerging Markets Index (Net) (USD)* - $11369	MSCI Brazil Index (NR) (USD) - $9099
Aug/23	$10000	$10000	$10000
Nov/23	$11036	$10164	$11097
Nov/24	$8989	$11369	$9099

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Brazil Active ETF	-18.55%	-7.91%
MSCI Emerging Markets Index (Net) (USD)*	11.86%	10.43%
MSCI Brazil Index (NR) (USD)	-18.01%	-7.04%

Since its inception on August 16, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/braz/ for current month-end performance.

* As of November 2024, pursuant to new regulatory requirements, the Fund added the MSCI Emerging Markets Index (Net) (USD) as its new broad-based securities market benchmark to reflect that the MSCI Emerging Markets Index (Net) (USD) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,040,817	27	$25,401	55.91%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.0%
Consumer Discretionary	5.6%
Consumer Staples	7.6%
Utilities	7.8%
Materials	12.4%
Industrials	13.1%
Energy	17.5%
Financials	32.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Petroleo Brasileiro ADR	9.7%
NU Holdings, Cl A	9.4%
Itau Unibanco Holding ADR	8.2%
Vale ADR, Cl B	7.3%
WEG	5.6%
PRIO	4.8%
Banco Bradesco ADR	4.7%
Raia Drogasil	3.7%
Localiza Rent a Car	3.6%
Banco BTG Pactual	3.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/braz/

Global X Funds

Global X Brazil Active ETF: BRAZ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-4

Global X Funds

Global X India Active ETF

Ticker: NDIA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X India Active ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ndia/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X India Active ETF	$83	0.76%

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") designed to offer investors direct exposure to the Indian Economy. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities: (i) of issuers domiciled in India; and/or (ii) that are tied economically to India provided that, in either case, the issuers of any such securities are deemed by the Adviser to have a current or future leading position in terms of market share and/or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Fund uses the MSCI India Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is designed to measure the performance of the large- and mid-market capitalization segments of the Indian market.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 17.16%, while the Secondary Index increased 23.86%. The Fund had a net asset value of $26.27 per share on November 30, 2023 and ended the reporting period with a net asset value of $30.69 per share on November 30, 2024.

During the reporting period, the highest returns came from Samvardhana Motherson International Limited and Bharti Airtel Limited, which returned 115.16% and 59.20%, respectively. The worst performers were One 97 Communications Ltd. and Avenue Supermarts Ltd., which returned -36.01% and -22.86%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Financials at 29.6% and Information Technology at 12.1%.

During the reporting period, the Fund recorded positive performance driven by a growing domestic economy, rising exports, steady policy rates, and a narrowing fiscal deficit in India. The Fund benefited from its exposure to Financials, as banks and financial services companies saw increased demand for loans and other products amid a strong economic backdrop. Additionally, the Fund's holdings in the Real Estate sector performed well, supported by favorable supply and demand dynamics. On the downside, some of the Fund’s largest detractors came from an underweight position and stock selection in the Industrials sector. Although the Fund’s positions performed well on an absolute basis, they did not keep pace with the industrial mid-market-capitalization names during the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X India Active ETF - $12,311
MSCI Emerging Markets Index (Net) (USD)* - $11,391
MSCI India Index (NR) (USD) - $13,136
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Aug/23
Nov/23
Nov/24

	Global X India Active ETF - $12311	MSCI Emerging Markets Index (Net) (USD)* - $11391	MSCI India Index (NR) (USD) - $13136
Aug/23	$10000	$10000	$10000
Nov/23	$10508	$10183	$10606
Nov/24	$12311	$11391	$13136

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X India Active ETF	17.16%	17.48%
MSCI Emerging Markets Index (Net) (USD)*	11.86%	10.62%
MSCI India Index (NR) (USD)	23.86%	23.54%

Since its inception on August 17, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ndia/ for current month-end performance.

* As of November 2024, pursuant to new regulatory requirements, the Fund added the MSCI Emerging Markets Index (Net) (USD) as its new broad-based securities market benchmark to reflect that the MSCI Emerging Markets Index (Net) (USD) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,782,154	27	$122,528	53.06%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	2.2%
Health Care	3.1%
Communication Services	3.3%
Real Estate	3.3%
Consumer Staples	6.4%
Materials	7.0%
Industrials	9.0%
Energy	10.0%
Consumer Discretionary	11.3%
Information Technology	12.1%
Financials	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Reliance Industries GDR	8.1%
ICICI Bank ADR	7.4%
HDFC Bank	6.6%
Larsen & Toubro	6.3%
Infosys ADR	5.4%
Tata Consultancy Services	4.6%
Axis Bank	4.5%
United Spirits	4.1%
UltraTech Cement	3.6%
Tata Steel	3.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ndia/

Global X Funds

Global X India Active ETF: NDIA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-5

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,727,672	$0	$0	$1,235,693	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$487,204	$0	$0	$392,972	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $487,204 and $392,972, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Emerging Markets ex-China ETF (ticker: EMM)

(formerly, Global X Emerging Markets ETF)

Global X Emerging Markets Great Consumer ETF (ticker: EMC)

Global X Emerging Markets Bond ETF (ticker: EMBD)

Global X Brazil Active ETF (ticker: BRAZ)

Global X India Active ETF (ticker: NDIA)

Annual Report

November 30, 2024

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	November 30, 2024
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — 98.2%
BRAZIL — 7.6%
Consumer Discretionary — 2.3%
Arcos Dorados Holdings, Cl A	20,129	$162,844
MercadoLibre *	75	148,888
Vivara Participacoes	64,900	249,245
		560,977
Energy — 1.3%
PRIO	48,700	327,404

Financials — 1.8%
Itau Unibanco Holding ADR	43,900	235,304
NU Holdings, Cl A *	17,920	224,538
		459,842
Industrials — 2.2%
Localiza Rent a Car	36,000	226,589
WEG	36,300	327,941
		554,530
TOTAL BRAZIL		1,902,753
CHILE — 1.1%
Materials — 1.1%
Antofagasta PLC	13,082	283,090

GREECE — 2.0%
Financials — 1.6%
Alpha Services and Holdings	254,690	394,494

Industrials — 0.4%
Metlen Energy & Metals	3,124	102,485

TOTAL GREECE		496,979
INDIA — 32.3%
Consumer Discretionary — 12.5%
Eicher Motors	2,333	133,411
Lemon Tree Hotels *	247,338	382,264
Mahindra & Mahindra	6,860	240,809
MakeMyTrip *	3,582	410,999

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tata Motors	10,909	$101,535
Titan	11,422	439,192
Trent	4,093	329,169
TVS Motor	17,671	509,125
Zomato *	177,748	588,509
		3,135,013
Energy — 0.9%
Reliance Industries GDR	3,688	222,387

Financials — 5.4%
HDFC Bank ADR	8,033	536,283
ICICI Bank ADR	26,889	821,459
		1,357,742
Health Care — 3.7%
Apollo Hospitals Enterprise	6,308	509,806
Max Healthcare Institute	36,040	417,891
		927,697
Industrials — 5.7%
ABB India	5,087	446,788
Larsen & Toubro	9,530	420,106
Polycab India	1,600	138,191
Siemens	4,617	413,136
		1,418,221
Materials — 0.9%
Hindalco Industries	28,455	220,982

Real Estate — 2.7%
Godrej Properties *	7,115	233,765
Prestige Estates Projects	23,050	450,259
		684,024
Utilities — 0.5%
Power Grid Corp of India	33,765	131,629

TOTAL INDIA		8,097,695

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA — 3.5%
Consumer Staples — 1.0%
Sumber Alfaria Trijaya	1,414,000	$254,333

Financials — 2.5%
Bank Central Asia	419,700	264,878
Bank Mandiri Persero	947,600	367,797
		632,675
TOTAL INDONESIA		887,008
MEXICO — 2.4%
Consumer Staples — 1.1%
Wal-Mart de Mexico	96,000	255,412

Financials — 0.9%
Grupo Financiero Banorte, Cl O	33,900	226,452

Real Estate — 0.4%
Inmobiliaria Vesta	43,900	104,837

TOTAL MEXICO		586,701
POLAND — 0.8%
Consumer Staples — 0.8%
Dino Polska *	2,073	196,826

SAUDI ARABIA — 4.2%
Consumer Staples — 0.4%
Nahdi Medical	3,598	112,626

Financials — 3.0%
Al Rajhi Bank	15,552	377,116
Saudi National Bank	42,160	364,154
		741,270
Industrials — 0.8%
United International Transportation	9,408	195,828

TOTAL SAUDI ARABIA		1,049,724

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 3.7%
Consumer Staples — 0.7%
Clicks Group	7,501	$163,152

Financials — 2.1%
Capitec Bank Holdings	1,697	306,372
FirstRand	54,316	231,351
		537,723
Materials — 0.9%
Gold Fields ADR	15,777	228,609

TOTAL SOUTH AFRICA		929,484
SOUTH KOREA — 10.3%
Communication Services — 0.8%
HYBE	1,534	214,642

Consumer Discretionary — 1.4%
Hyundai Motor	2,256	353,347

Consumer Staples — 0.7%
Kolmar Korea	4,900	185,456

Financials — 1.7%
Shinhan Financial Group	11,095	421,515

Industrials — 1.8%
HD Hyundai Electric	1,775	444,688

Information Technology — 3.9%
Samsung Electronics GDR	525	515,025
SK Hynix	3,940	451,601
		966,626
TOTAL SOUTH KOREA		2,586,274
TAIWAN — 23.1%
Industrials — 1.8%
Fortune Electric	26,000	440,230

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 21.3%
Alchip Technologies	2,000	$136,379
ASPEED Technology	4,000	503,032
Hon Hai Precision Industry	121,000	728,243
MediaTek	20,500	792,030
Quanta Computer	83,000	743,558
Taiwan Semiconductor Manufacturing ADR	13,249	2,446,560
		5,349,802
TOTAL TAIWAN		5,790,032
THAILAND — 0.6%
Health Care — 0.6%
Bangkok Dusit Medical Services NVDR	188,412	138,710

TURKEY — 0.9%
Financials — 0.9%
Haci Omer Sabanci Holding	88,920	231,913

UNITED ARAB EMIRATES — 3.6%
Energy — 1.6%
ADNOC Drilling PJSC	280,180	403,521

Industrials — 1.5%
Salik PJSC	245,222	369,196

Real Estate — 0.5%
Aldar Properties PJSC	64,207	131,629

TOTAL UNITED ARAB EMIRATES		904,346
VIETNAM — 2.1%
Consumer Discretionary — 0.5%
Phu Nhuan Jewelry JSC	33,600	123,151

Information Technology — 1.6%
FPT	68,700	391,115

TOTAL VIETNAM		514,266
TOTAL COMMON STOCK (Cost $21,532,496)		24,595,801

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets ex-China ETF

	Shares	Value
PREFERRED STOCK — 0.3%
BRAZIL — 0.3%
Industrials — 0.3%
Randon Implementos e Participacoes, 0.611%	44,700	$78,011
TOTAL PREFERRED STOCK (Cost $107,222)		78,011
TOTAL INVESTMENTS — 98.5% (Cost $21,639,718)		$24,673,812

Percentages are based on Net Assets of $25,049,737.

*	Non-income producing security.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,546,077	$1,049,724	$—	$24,595,801
Preferred Stock	78,011	—	—	78,011
Total Investments in Securities	$23,624,088	$1,049,724	$—	$24,673,812

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — 98.9%
BRAZIL — 5.8%
Consumer Discretionary — 1.7%
Arcos Dorados Holdings, Cl A	63,792	$516,077
MercadoLibre *	318	631,284
Vivara Participacoes	221,700	851,429
		1,998,790
Consumer Staples — 0.7%
Raia Drogasil	190,816	768,294

Financials — 2.0%
Itau Unibanco Holding ADR	225,800	1,210,288
NU Holdings, Cl A *	81,005	1,014,992
		2,225,280
Industrials — 1.4%
Localiza Rent a Car	125,400	789,283
WEG	89,400	807,657
		1,596,940
TOTAL BRAZIL		6,589,304
CHILE — 0.8%
Materials — 0.8%
Antofagasta PLC	42,408	917,694

CHINA — 23.7%
Communication Services — 6.8%
NetEase	66,300	1,145,108
Tencent Holdings	104,900	5,365,281
Tencent Music Entertainment Group ADR	95,809	1,093,181
		7,603,570
Consumer Discretionary — 14.2%
Alibaba Group Holding	192,200	2,066,109
ANTA Sports Products	55,200	545,506
Haier Smart Home, Cl H	636,200	2,162,485
Meituan, Cl B *	91,600	1,985,841
Midea Group, Cl A	342,600	3,313,731

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
New Oriental Education & Technology Group ADR	17,521	$1,021,825
PDD Holdings ADR *	12,836	1,239,444
Trip.com Group ADR *	48,718	3,149,619
Yum China Holdings	12,718	592,023
		16,076,583
Consumer Staples — 1.0%
Eastroc Beverage Group, Cl A	19,163	565,143
Proya Cosmetics, Cl A	44,700	565,269
		1,130,412
Financials — 1.7%
China Merchants Bank, Cl H	425,500	1,927,492

TOTAL CHINA		26,738,057
GREECE — 1.5%
Financials — 1.1%
Alpha Services and Holdings	777,055	1,203,594

Industrials — 0.4%
Metlen Energy & Metals	14,882	488,213

TOTAL GREECE		1,691,807
INDIA — 24.4%
Consumer Discretionary — 9.6%
Eicher Motors	10,773	616,045
Indian Hotels, Cl A	147,168	1,381,786
Mahindra & Mahindra	16,357	574,185
MakeMyTrip *	12,152	1,394,320
Tata Motors	61,669	573,985
Titan	44,013	1,692,362
Trent	18,626	1,497,950
TVS Motor	59,505	1,714,419
Zomato *	426,817	1,413,155
		10,858,207

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.2%
Avenue Supermarts *	29,412	$1,291,262

Financials — 4.2%
HDFC Bank ADR	27,567	1,840,373
ICICI Bank ADR	96,701	2,954,215
		4,794,588
Health Care — 4.6%
Apollo Hospitals Enterprise	32,047	2,590,006
Max Healthcare Institute	222,553	2,580,544
		5,170,550
Industrials — 1.0%
Havells India	52,907	1,075,719

Real Estate — 3.8%
Godrej Properties *	51,458	1,690,668
Prestige Estates Projects	135,778	2,652,288
		4,342,956
TOTAL INDIA		27,533,282
INDONESIA — 4.5%
Consumer Staples — 1.1%
Sumber Alfaria Trijaya	6,872,300	1,236,103

Financials — 3.4%
Bank Central Asia	2,677,200	1,689,618
Bank Mandiri Persero	5,450,900	2,115,686
		3,805,304
TOTAL INDONESIA		5,041,407
MEXICO — 1.8%
Consumer Staples — 1.3%
Gruma, Cl B	35,440	603,454
Wal-Mart de Mexico	341,700	909,109
		1,512,563

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.5%
Grupo Financiero Banorte, Cl O	76,743	$512,643

TOTAL MEXICO		2,025,206
POLAND — 0.8%
Consumer Staples — 0.8%
Dino Polska *	8,992	853,768

SAUDI ARABIA — 3.5%
Consumer Staples — 0.5%
Nahdi Medical	18,692	585,104

Financials — 2.1%
Al Rajhi Bank	64,088	1,554,052
Saudi National Bank	100,417	867,346
		2,421,398
Industrials — 0.9%
United International Transportation	46,070	958,949

TOTAL SAUDI ARABIA		3,965,451
SOUTH AFRICA — 2.7%
Consumer Staples — 0.8%
Clicks Group	39,126	851,020

Financials — 1.5%
Capitec Bank Holdings	4,574	825,777
FirstRand	216,260	921,129
		1,746,906
Materials — 0.4%
Gold Fields ADR	34,428	498,862

TOTAL SOUTH AFRICA		3,096,788
SOUTH KOREA — 4.9%
Communication Services — 0.9%
HYBE	7,377	1,032,214

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 2.6%
Kolmar Korea	79,027	$2,991,022

Information Technology — 1.4%
SK Hynix	13,421	1,538,309

TOTAL SOUTH KOREA		5,561,545
TAIWAN — 18.3%
Information Technology — 18.3%
ASPEED Technology	10,000	1,257,581
Hon Hai Precision Industry	500,000	3,009,266
MediaTek	73,000	2,820,398
Quanta Computer	287,000	2,571,099
Taiwan Semiconductor Manufacturing ADR	60,022	11,083,663

TOTAL TAIWAN		20,742,007
THAILAND — 1.0%
Health Care — 1.0%
Bangkok Dusit Medical Services NVDR	1,486,900	1,094,664

TURKEY — 0.9%
Financials — 0.9%
Haci Omer Sabanci Holding	406,433	1,060,021

UNITED ARAB EMIRATES — 2.9%
Energy — 1.2%
ADNOC Drilling PJSC	927,011	1,335,100

Industrials — 1.2%
Salik PJSC	896,796	1,350,181

Real Estate — 0.5%
Aldar Properties PJSC	294,556	603,859

TOTAL UNITED ARAB EMIRATES		3,289,140

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
VIETNAM — 1.4%
Consumer Discretionary — 0.3%
Phu Nhuan Jewelry JSC	86,800	$318,140

Information Technology — 1.1%
FPT	223,800	1,274,114

TOTAL VIETNAM		1,592,254
TOTAL COMMON STOCK (Cost $102,090,178)		111,792,395

PREFERRED STOCK — 0.4%
BRAZIL — 0.4%
Industrials — 0.4%
Randon Implementos e Participacoes, 0.611%	277,600	484,469
TOTAL PREFERRED STOCK (Cost $643,620)		484,469
TOTAL INVESTMENTS — 99.3% (Cost $102,733,798)		$112,276,864

Percentages are based on Net Assets of $113,042,403.

*	Non-income producing security.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$107,826,944	$3,965,451	$—	$111,792,395
Preferred Stock	484,469	—	—	484,469
Total Investments in Securities	$108,311,413	$3,965,451	$—	$112,276,864

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Great Consumer ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,841,929	$—	$(1,836,955)	$(5,313)	$339	$—	$8,202	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 62.7%
Angola — 1.1%
Angolan Government International Bond 8.750%, 04/14/32	$2,400,000	$2,149,901
Argentina — 3.1%
Argentine Republic Government International Bond 5.000%, 01/09/38(A)	4,200,000	2,823,705
4.125%, 07/09/35(A)	3,300,000	2,085,600
3.500%, 07/09/41(A)	2,400,000	1,423,199
		6,332,504
Azerbaijan — 0.3%
Republic of Azerbaijan International Bond 3.500%, 09/01/32	600,000	522,045
Bahrain — 0.8%
Bahrain Government International Bond 6.750%, 09/20/29	1,200,000	1,230,792
Bahrain Government International Bond MTN 5.250%, 01/25/33	500,000	455,752
		1,686,544
Brazil — 2.8%
Brazilian Government International Bond
7.125%, 05/13/54	1,700,000	1,683,114
6.125%, 01/22/32	600,000	599,740
6.000%, 10/20/33	2,100,000	2,067,458
4.500%, 05/30/29	1,200,000	1,142,019
3.750%, 09/12/31	200,000	175,408
		5,667,739
Bulgaria — 0.2%
Bulgaria Government International Bond 5.000%, 03/05/37	400,000	381,143
Chile — 1.0%
Chile Government International Bond
4.000%, 01/31/52	1,200,000	950,883
3.860%, 06/21/47	200,000	158,004
3.240%, 02/06/28	800,000	763,192
		1,872,079

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Colombia — 2.3%
Colombia Government International Bond
5.200%, 05/15/49	$1,200,000	$840,897
4.500%, 03/15/29	1,200,000	1,114,212
3.875%, 04/25/27	1,000,000	960,742
3.250%, 04/22/32	1,300,000	1,017,554
3.125%, 04/15/31	800,000	645,997
		4,579,402
Costa Rica — 1.0%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	400,000	409,860
6.125%, 02/19/31	1,600,000	1,615,200
		2,025,060
Cote d’Ivoire — 0.8%
Ivory Coast Government International Bond 6.125%, 06/15/33	1,800,000	1,637,100
Dominican Republic — 3.0%
Dominican Republic International Bond
7.050%, 02/03/31	900,000	937,146
6.400%, 06/05/49	200,000	196,244
6.000%, 07/19/28	1,600,000	1,602,398
5.950%, 01/25/27	500,000	498,971
4.875%, 09/23/32	1,400,000	1,280,427
4.500%, 01/30/30	1,800,000	1,673,910
		6,189,096
Ecuador — 1.0%
Ecuador Government International Bond
6.900%, 07/31/30(A)	200,000	134,993
5.500%, 07/31/35(A)	2,100,000	1,152,660
5.000%, 07/31/40(A)	1,400,000	699,056
		1,986,709
Egypt — 3.3%
Egypt Government International Bond
8.875%, 05/29/50	200,000	165,480
8.700%, 03/01/49	500,000	406,450
7.903%, 02/21/48	400,000	304,450
7.625%, 05/29/32	1,600,000	1,435,920
7.500%, 01/31/27	900,000	895,482
5.800%, 09/30/27	2,100,000	1,985,558

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Egypt — continued
Egypt Government International Bond MTN 5.875%, 02/16/31	$1,600,000	$1,353,920
		6,547,260
El Salvador — 0.1%
El Salvador Government International Bond 7.125%, 01/20/50(B)	200,000	168,060
Ghana — 1.0%
Ghana Government International Bond
6.795%, 07/03/26	76,800	71,712
5.594%, 01/03/30	133,318	104,988
5.000%, 07/03/29(A)	938,800	822,623
5.000%, 07/03/35(A)	1,409,200	1,000,532
		1,999,855
Hungary — 2.8%
Hungary Government International Bond
6.750%, 09/25/52	800,000	844,067
6.250%, 09/22/32	2,000,000	2,066,296
6.125%, 05/22/28	1,200,000	1,231,200
5.500%, 06/16/34	700,000	681,888
5.250%, 06/16/29	1,000,000	990,360
		5,813,811
India — 0.5%
Export-Import Bank of India 3.875%, 02/01/28	1,000,000	973,646
Indonesia — 0.7%
Indonesia Government International Bond
5.650%, 01/11/53	600,000	618,021
4.550%, 01/11/28	800,000	794,267
		1,412,288
Jordan — 0.2%
Jordan Government International Bond 5.750%, 01/31/27	400,000	394,155
Kenya — 0.6%
Republic of Kenya Government International Bond
9.750%, 02/16/31	700,000	699,931
8.250%, 02/28/48	600,000	502,500
		1,202,431

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Mexico — 2.5%
Mexico Government International Bond
6.400%, 05/07/54	$1,300,000	$1,223,821
6.350%, 02/09/35	1,900,000	1,915,217
4.750%, 04/27/32	1,400,000	1,306,668
4.400%, 02/12/52	200,000	143,126
2.659%, 05/24/31	600,000	499,289
		5,088,121
Morocco — 1.1%
Morocco Government International Bond
6.500%, 09/08/33	400,000	419,000
4.000%, 12/15/50	200,000	139,505
2.375%, 12/15/27	1,800,000	1,651,698
		2,210,203
Nigeria — 1.6%
Nigeria Government International Bond
9.248%, 01/21/49	600,000	541,464
8.747%, 01/21/31	600,000	574,128
7.696%, 02/23/38	1,100,000	892,540
7.143%, 02/23/30	600,000	542,046
Nigeria Government International Bond MTN 7.625%, 11/28/47	800,000	607,200
		3,157,378
Oman — 2.8%
Oman Government International Bond
6.250%, 01/25/31	1,600,000	1,669,626
5.625%, 01/17/28	1,500,000	1,509,675
5.375%, 03/08/27	1,200,000	1,198,276
4.750%, 06/15/26	700,000	693,714
Oman Government International Bond MTN 6.000%, 08/01/29	800,000	821,394
		5,892,685
Pakistan — 0.1%
Pakistan Government International Bond MTN 7.375%, 04/08/31	200,000	167,540

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Panama — 2.3%
Panama Government International Bond
7.500%, 03/01/31	$1,500,000	$1,580,230
6.400%, 02/14/35	500,000	481,043
4.500%, 04/01/56	400,000	260,418
3.875%, 03/17/28	1,200,000	1,127,253
3.870%, 07/23/60	1,400,000	806,530
3.750%, 03/16/25	400,000	396,615
		4,652,089
Paraguay — 0.5%
Paraguay Government International Bond
5.000%, 04/15/26	314,000	311,959
4.950%, 04/28/31	600,000	581,700
		893,659
Peru — 2.7%
Peruvian Government International Bond
8.750%, 11/21/33	2,200,000	2,681,399
5.875%, 08/08/54	1,600,000	1,601,736
3.000%, 01/15/34	400,000	331,400
2.783%, 01/23/31	700,000	608,173
2.392%, 01/23/26	200,000	193,602
		5,416,310
Philippines — 1.5%
Philippine Government International Bond
6.375%, 10/23/34	1,500,000	1,653,329
5.950%, 10/13/47	200,000	216,131
5.500%, 01/17/48	800,000	816,464
3.700%, 02/02/42	400,000	328,396
		3,014,320
Poland — 1.9%
Bank Gospodarstwa Krajowego MTN 5.375%, 05/22/33	1,200,000	1,193,191
Republic of Poland Government International Bond 5.500%, 04/04/53	2,650,000	2,570,405
		3,763,596

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Qatar — 1.5%
Qatar Government International Bond
4.817%, 03/14/49	$600,000	$565,031
4.625%, 06/02/46	200,000	184,906
4.400%, 04/16/50	1,200,000	1,061,758
3.750%, 04/16/30	800,000	770,271
3.400%, 04/16/25	400,000	397,816
		2,979,782
Romania — 2.0%
Romanian Government International Bond
5.750%, 03/24/35	600,000	553,385
5.250%, 11/25/27	600,000	590,850
4.000%, 02/14/51	1,000,000	666,030
3.625%, 03/27/32	300,000	251,640
3.000%, 02/27/27	1,800,000	1,703,088
3.000%, 02/14/31	600,000	497,443
		4,262,436
Saudi Arabia — 1.6%
Saudi Government International Bond MTN
5.750%, 01/16/54	2,200,000	2,166,978
4.500%, 04/17/30	600,000	589,962
2.250%, 02/02/33	600,000	490,042
		3,246,982
Senegal — 0.1%
Senegal Government International Bond 6.750%, 03/13/48	400,000	289,000
Serbia — 0.8%
Serbia International Bond 6.500%, 09/26/33	1,500,000	1,562,613
South Africa — 4.8%
Republic of South Africa Government International Bond
7.300%, 04/20/52	2,600,000	2,460,921
5.875%, 09/16/25	600,000	601,194
5.875%, 04/20/32	2,000,000	1,928,264
4.875%, 04/14/26	1,000,000	990,670
4.850%, 09/27/27	1,000,000	981,110
4.850%, 09/30/29	1,600,000	1,513,171
4.300%, 10/12/28	1,000,000	947,500
		9,422,830

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Sri Lanka — 0.6%
Sri Lanka Government International Bond
7.550%, 03/28/30(C)	$1,000,000	$672,418
6.750%, 04/18/28(C)	1,000,000	676,957
		1,349,375
Trinidad & Tobago — 1.0%
Trinidad & Tobago Government International Bond 6.400%, 06/26/34	2,000,000	1,960,000
Turkey — 2.5%
Turkiye Government International Bond
6.625%, 02/17/45	400,000	350,550
6.125%, 10/24/28	2,000,000	2,017,134
5.750%, 05/11/47	800,000	622,088
4.750%, 01/26/26	1,000,000	996,370
4.250%, 04/14/26	1,000,000	986,712
		4,972,854
Ukraine — 1.3%
Ukraine Government International Bond
15.961%, 02/01/30(A)	139,103	70,595
12.800%, 02/01/34(A)	519,809	205,325
8.862%, 02/01/35(A)	439,274	256,097
8.299%, 02/01/36(A)	366,062	212,316
1.750%, 02/01/34(A)	1,002,794	524,110
1.750%, 02/01/35(A)	1,291,284	661,137
1.750%, 02/01/36(A)	1,452,444	730,579
		2,660,159
United Arab Emirates — 2.5%
Abu Dhabi Government International Bond
5.500%, 04/30/54	1,000,000	1,023,392
3.125%, 09/30/49	800,000	559,136
Abu Dhabi Government International Bond MTN
4.875%, 04/30/29	1,000,000	1,008,887
2.500%, 04/16/25	1,200,000	1,189,138
Finance Department Government of Sharjah 6.500%, 11/23/32	1,000,000	1,050,758

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
United Arab Emirates — continued
Finance Department Government of Sharjah MTN 4.375%, 03/10/51	$200,000	$141,864
		4,973,175
Uruguay — 0.4%
Uruguay Government International Bond
5.100%, 06/18/50	400,000	382,994
4.375%, 01/23/31	400,000	390,686
		773,680
TOTAL SOVEREIGN DEBT (Cost $123,941,027)		126,249,615

CORPORATE OBLIGATIONS — 29.9%
Azerbaijan — 1.0%
Energy — 1.0%
Southern Gas Corridor CJSC 6.875%, 03/24/26	2,000,000	2,031,260
Brazil — 1.6%
Energy — 0.8%
Raizen Fuels Finance 6.450%, 03/05/34	1,600,000	1,640,501
Industrials — 0.5%
Rumo Luxembourg Sarl 4.200%, 01/18/32	1,200,000	1,050,899
Materials — 0.3%
Vale Overseas 3.750%, 07/08/30	700,000	650,767
		3,342,167
Chile — 5.7%
Consumer Staples — 0.6%
Cia Cervecerias Unidas 3.350%, 01/19/32	1,400,000	1,198,659
Energy — 1.8%
Empresa Nacional del Petroleo
6.150%, 05/10/33	2,200,000	2,232,344
5.250%, 11/06/29	1,400,000	1,384,724
		3,617,068

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 2.1%
Corp Nacional del Cobre de Chile
5.950%, 01/08/34	$1,100,000	$1,115,803
3.625%, 08/01/27	1,300,000	1,252,211
3.000%, 09/30/29	2,000,000	1,799,858
		4,167,872
Utilities — 1.2%
Chile Electricity Lux MPC Sarl 6.010%, 01/20/33	2,412,500	2,447,579
		11,431,178
China — 0.2%
Communication Services — 0.2%
Prosus 4.987%, 01/19/52	500,000	404,470
Colombia — 0.4%
Energy — 0.4%
Ecopetrol 5.875%, 05/28/45	1,100,000	784,974
Hungary — 0.5%
Utilities — 0.5%
MVM Energetika Zrt 6.500%, 03/13/31	1,050,000	1,070,669
Indonesia — 2.1%
Energy — 0.1%
Pertamina Persero MTN 6.450%, 05/30/44	200,000	213,670
Materials — 1.7%
Freeport Indonesia 6.200%, 04/14/52	200,000	204,873
Freeport Indonesia MTN 5.315%, 04/14/32	1,800,000	1,790,558
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero 6.530%, 11/15/28	1,400,000	1,464,616
		3,460,047
Utilities — 0.3%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN 4.125%, 05/15/27	600,000	589,206
		4,262,923

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Kazakhstan — 0.9%
Energy — 0.9%
KazMunayGas National JSC 6.375%, 10/24/48	$1,000,000	$959,280
Tengizchevroil Finance International 4.000%, 08/15/26	800,000	776,987
		1,736,267
Kuwait — 1.2%
Financials — 1.2%
NBK SPC
5.500%, SOFRRATE + 1.160%, 06/06/30(D)	1,200,000	1,221,722
1.625%, SOFRRATE + 1.050%, 09/15/27(D)	1,200,000	1,127,563
		2,349,285
Malaysia — 1.5%
Energy — 1.5%
Petronas Capital MTN
4.550%, 04/21/50	1,600,000	1,437,395
3.500%, 04/21/30	1,100,000	1,034,197
3.500%, 03/18/25	600,000	597,463
		3,069,055
Mexico — 5.8%
Communication Services — 0.5%
America Movil 4.700%, 07/21/32	1,000,000	979,965
Consumer Staples — 0.9%
Becle 2.500%, 10/14/31	900,000	733,457
Bimbo Bakeries USA 6.050%, 01/15/29	1,000,000	1,030,408
		1,763,865
Energy — 3.1%
Petroleos Mexicanos
10.000%, 02/07/33	1,000,000	1,062,643
7.690%, 01/23/50	1,400,000	1,096,494
6.840%, 01/23/30	2,100,000	1,949,772
6.500%, 01/23/29	1,500,000	1,416,738
5.950%, 01/28/31	1,000,000	860,158
		6,385,805
Financials — 0.4%
Banco Nacional de Comercio Exterior SNC 2.720%, H15T5Y + 2.000%, 08/11/31(D)	800,000	727,955

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 0.3%
Orbia Advance 2.875%, 05/11/31	$800,000	$665,534
Utilities — 0.6%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 7.250%, 01/31/41	1,300,000	1,298,245
		11,821,369
Peru — 0.8%
Energy — 0.8%
Pluspetrol Camisea 6.240%, 07/03/36	1,400,000	1,428,248
Transportadora de Gas del Peru 4.250%, 04/30/28	160,000	156,878
		1,585,126
Saudi Arabia — 1.8%
Energy — 1.5%
EIG Pearl Holdings Sarl
4.387%, 11/30/46	600,000	476,138
3.545%, 08/31/36	400,000	347,274
Saudi Arabian Oil MTN
5.750%, 07/17/54	1,400,000	1,365,616
3.500%, 04/16/29	800,000	757,936
		2,946,964
Utilities — 0.3%
Acwa Power Management And Investments One 5.950%, 12/15/39	579,636	574,999
		3,521,963
South Africa — 1.6%
Materials — 0.2%
Sasol Financing USA 5.500%, 03/18/31	400,000	347,193
Utilities — 1.4%
Eskom Holdings SOC MTN 6.350%, 08/10/28	2,900,000	2,891,152
		3,238,345

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
South Korea — 0.2%
Information Technology — 0.2%
SK Hynix 2.375%, 01/19/31	$400,000	$342,660
Thailand — 0.5%
Materials — 0.5%
GC Treasury Center MTN 2.980%, 03/18/31	1,200,000	1,043,608
United Arab Emirates — 1.7%
Energy — 0.6%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47	600,000	546,167
Adnoc Murban Rsc 5.125%, 09/11/54	600,000	565,878
		1,112,045
Financials — 0.2%
Abu Dhabi Developmental Holding PJSC 5.250%, 10/02/54	500,000	477,188
Industrials — 0.4%
DP World Crescent 5.500%, 09/13/33	200,000	203,416
DP World Crescent MTN 4.848%, 09/26/28	200,000	198,690
DP World MTN 4.700%, 09/30/49	400,000	338,520
		740,626
Utilities — 0.5%
National Central Cooling PJSC 2.500%, 10/21/27	1,000,000	926,668
		3,256,527
United Kingdom — 0.2%
Consumer Staples — 0.2%
CK Hutchison International 23 4.750%, 04/21/28	500,000	500,784
United States — 2.2%
Financials — 1.6%
Bank of America MTN 4.948%, SOFRRATE + 2.040%, 07/22/28(D)	1,000,000	1,004,912

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
JPMorgan Chase
3.960%, TSFR3M + 1.507%, 01/29/27(D)	$1,100,000	$1,089,966
1.578%, SOFRRATE + 0.885%, 04/22/27(D)	1,200,000	1,148,229
		3,243,107
Materials — 0.6%
GCC 3.614%, 04/20/32	1,500,000	1,295,090
		4,538,197
TOTAL CORPORATE OBLIGATIONS (Cost $61,026,265)		60,330,827

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bond
4.500%, 02/15/44	1,000,000	1,002,656
4.250%, 02/15/54	1,000,000	976,719
4.250%, 08/15/54	1,000,000	977,969
		2,957,344
U.S. Treasury Notes
5.000%, 10/31/25	3,000,000	3,015,750
4.125%, 10/31/31	1,000,000	999,531
		4,015,281
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,841,675)		6,972,625

	Shares
EXCHANGE TRADED FUND — 0.6%
Global X 1-3 Month T-Bill ETF (E)	12,500	1,255,688

TOTAL EXCHANGE TRADED FUND (Cost $1,256,772)		1,255,688
TOTAL INVESTMENTS — 96.7% (Cost $193,065,739)		$194,808,755

Percentages are based on Net Assets of $201,462,487.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Emerging Markets Bond ETF

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $577,920, representing 0.3% of the Net Assets of the Fund.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(E)	Affiliated investment.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$126,249,615	$—	$126,249,615
Corporate Obligations	—	60,330,827	—	60,330,827
U.S. Treasury Obligations	—	6,972,625	—	6,972,625
Exchange Traded Fund	1,255,688	—	—	1,255,688
Total Investments in Securities	$1,255,688	$193,553,067	$—	$194,808,755

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,256,500	$—	$—	$(812)	$—	$1,255,688	$65,665	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — 92.6%
BRAZIL — 90.7%
Consumer Discretionary — 5.6%
Arcos Dorados Holdings, Cl A	7,667	$62,026
MercadoLibre *	21	41,688
Vivara Participacoes	17,100	65,672
		169,386
Consumer Staples — 5.7%
AMBEV ADR	27,633	58,582
Raia Drogasil	28,300	113,946
		172,528
Energy — 17.5%
Brava Energia	27,800	92,564
Petroleo Brasileiro ADR	20,632	294,625
PRIO	21,600	145,214
		532,403
Financials — 29.6%
B3 - Brasil Bolsa Balcao	26,300	40,789
Banco Bradesco ADR	67,517	143,811
Banco BTG Pactual	20,500	103,965
Banco do Brasil	18,400	76,335
Itau Unibanco Holding ADR	46,533	249,417
NU Holdings, Cl A *	22,792	285,584
		899,901
Industrials — 11.1%
Localiza Rent a Car	17,400	109,518
Rumo	18,200	59,288
WEG	18,800	169,843
		338,649
Materials — 12.4%
ERO Copper *	4,324	66,058
Suzano ADR	8,617	89,186
Vale ADR, Cl B	22,547	222,313
		377,557

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.0%
Multiplan Empreendimentos Imobiliarios	7,500	$29,884

Utilities — 7.8%
Centrais Eletricas Brasileiras ADR	17,465	99,725
Cia Paranaense de Energia - Copel ADR	9,500	61,465
Equatorial Energia	15,100	77,414
		238,604
TOTAL BRAZIL		2,758,912
UNITED STATES — 1.9%
Consumer Staples — 1.9%
JBS	9,000	56,255

TOTAL COMMON STOCK (Cost $3,267,657)		2,815,167

PREFERRED STOCK — 5.3%
BRAZIL — 5.3%
Financials — 3.3%
Itausa (A)	61,365	100,208
Industrials — 2.0%
Randon Implementos e Participacoes, 0.611%	35,000	61,082
TOTAL BRAZIL		161,290
TOTAL PREFERRED STOCK (Cost $189,284)		161,290
TOTAL INVESTMENTS — 97.9% (Cost $3,456,941)		$2,976,457

Percentages are based on Net Assets of $3,040,817.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

As of November 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Brazil Active ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$82,527	$55,916	$(138,008)	$(67)	$(368)	$—	$1,612	$50

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X India Active ETF

	Shares	Value
COMMON STOCK — 97.3%
INDIA — 97.3%
Communication Services — 3.3%
Bharti Airtel	44,267	$852,453

Consumer Discretionary — 11.3%
Maruti Suzuki India	5,314	696,460
Tata Motors	71,987	670,020
Titan	20,152	774,873
Zomato *	230,349	762,666
		2,904,019
Consumer Staples — 6.4%
Avenue Supermarts *	13,418	589,084
United Spirits	59,027	1,068,192
		1,657,276
Energy — 10.0%
Bharat Petroleum	142,074	491,144
Reliance Industries GDR	34,583	2,085,355
		2,576,499
Financials — 29.6%
Axis Bank	87,204	1,172,714
Federal Bank	254,697	635,354
General Insurance Corp of India	117,017	553,397
Go Digit General Insurance *	116,481	472,562
HDFC Bank	79,622	1,692,443
ICICI Bank ADR	62,770	1,917,623
SBI Life Insurance	30,036	511,079
Shriram Finance	18,945	677,039
		7,632,211
Health Care — 3.1%
Apollo Hospitals Enterprise	9,813	793,077

Industrials — 9.0%
Kajaria Ceramics	49,310	704,318
Larsen & Toubro	36,663	1,616,194
		2,320,512

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 12.1%
Infosys ADR	63,551	$1,402,571
LTIMindtree	7,417	541,807
Tata Consultancy Services	23,348	1,180,121
		3,124,499
Materials — 7.0%
Tata Steel	513,235	877,944
UltraTech Cement	6,985	926,041
		1,803,985
Real Estate — 3.3%
Prestige Estates Projects	43,943	858,383

Utilities — 2.2%
NTPC	133,343	573,874

TOTAL INDIA		25,096,788
TOTAL COMMON STOCK (Cost $24,076,726)		25,096,788
TOTAL INVESTMENTS — 97.3% (Cost $24,076,726)		$25,096,788

Percentages are based on Net Assets of $25,782,154.

*	Non-income producing security.

As of November 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$257,934	$238,954	$(495,590)	$(695)	$(603)	$—	$8,153	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

CJSC — Closed Joint-Stock Company

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

SOC — State Owned Company

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Statements of Assets and Liabilities

November 30, 2024

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF	Global X Emerging Markets Bond ETF
Assets:
Cost of Investments	$21,639,718	$102,733,798	$191,808,967
Cost of Affiliated Investments	—	—	1,256,772
Investments, at Value	$24,673,812	$112,276,864	$193,553,067
Affiliated Investments, at Value	—	—	1,255,688
Cash	540,716	1,287,020	4,050,278
Dividend, Interest, and Securities Lending Income Receivable	9,649	101,190	2,675,426
Reclaim Receivable	624	3,873	—
Due from Broker	—	—	407,619
Total Assets	25,224,801	113,668,947	201,942,078
Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities	157,948	396,263	—
Payable due to Investment Adviser	15,656	76,127	62,675
Payable for Capital Shares Redeemed	—	—	407,619
Overdraft of Foreign Currency	—	1,193	—
Due to Custodian	1,460	30,936	—
Other Accrued Expenses	—	116,768	—
Due to Broker	—	5,257	9,297
Total Liabilities	175,064	626,544	479,591
Net Assets	$25,049,737	$113,042,403	$201,462,487
Net Assets Consist of:
Paid-in Capital	$33,454,024	$482,722,481	$212,447,433
Total Accumulated Losses	(8,404,287)	(369,680,078)	(10,984,946)
Net Assets	$25,049,737	$113,042,403	$201,462,487
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	920,587	4,304,586	8,700,000
Net Asset Value, Offering and Redemption Price Per Share	$27.21	$26.26	$23.16

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2024

	Global X Brazil Active ETF	Global X India Active ETF
Assets:
Cost of Investments	$3,456,941	$24,076,726
Investments, at Value	$2,976,457	$25,096,788
Cash	28,887	860,379
Receivable for Investment Securities Sold	19,203	—
Dividend, Interest, and Securities Lending Income Receivable	18,255	1,580
Total Assets	3,042,802	25,958,747
Liabilities:
Payable due to Investment Adviser	1,985	15,735
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	160,858
Total Liabilities	1,985	176,593
Net Assets	$3,040,817	$25,782,154
Net Assets Consist of:
Paid-in Capital	$3,546,617	$24,190,809
Total Distributable Earnings (Accumulated Losses)	(505,800)	1,591,345
Net Assets	$3,040,817	$25,782,154
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	140,000	840,000
Net Asset Value, Offering and Redemption Price Per Share	$21.72	$30.69

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2024

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF	Global X Emerging Markets Bond ETF
Investment Income:
Dividend Income	$504,681	$3,154,589	$—
Dividend Income, from Affiliated Investments	—	8,202	65,665
Interest Income	26,669	208,735	9,526,669
Less: Foreign Taxes Withheld	(66,910)	(407,367)	(3,529)
Total Investment Income	464,440	2,964,159	9,588,805
Expenses:
Supervision and Administration Fees(1)	196,523	1,183,887	604,230
Custodian Fees(2)	716	2,357	276
Miscellaneous Fees	1,817	—	—
Total Expenses	199,056	1,186,244	604,506
Net Investment Income	265,384	1,777,915	8,984,299
Net Realized Gain (Loss) on:
Investments(3)	565,363	4,149,519	(4,061,005)
Affiliated Investments	—	339	—
Foreign Currency Transactions	(38,856)	(233,322)	—
Foreign Capital Gains Tax	(76,866)	(658,155)	—
Payment from Adviser(4)	—	63	878
Net Realized Gain (Loss)	449,641	3,258,444	(4,060,127)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,757,193	9,329,204	13,868,703
Affiliated Investments	—	(5,313)	(812)
Foreign Capital Gains Tax on Appreciated Securities	(98,487)	85,977	—
Foreign Currency Translations	2,127	24,726	—
Net Change in Unrealized Appreciation (Depreciation)	1,660,833	9,434,594	13,867,891
Net Realized and Unrealized Gain (Loss)	2,110,474	12,693,038	9,807,764
Net Increase in Net Assets Resulting from Operations	$2,375,858	$14,470,953	$18,792,063

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2024

	Global X Brazil Active ETF	Global X India Active ETF
Investment Income:
Dividend Income	$149,286	$170,609
Dividend Income, from Affiliated Investments	1,612	8,153
Interest Income	889	24,333
Less: Foreign Taxes Withheld	(8,933)	(33,693)
Total Investment Income	142,854	169,402
Expenses:
Supervision and Administration Fees(1)	25,401	122,528
Custodian Fees(2)	129	1,586
Total Expenses	25,530	124,114
Net Investment Income	117,324	45,288
Net Realized Gain (Loss) on:
Investments(3)	(65,135)	854,414
Affiliated Investments	(368)	(603)
Foreign Currency Transactions	(4,330)	(39,099)
Foreign Capital Gains Tax	—	(114,247)
Capital Gain Distribution from Affiliated Investments	50	—
Payment from Adviser(4)	19	99
Net Realized Gain (Loss)	(69,764)	700,564
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(715,730)	745,502
Affiliated Investments	(67)	(695)
Foreign Capital Gains Tax on Appreciated Securities	—	(116,017)
Foreign Currency Translations	(401)	1
Net Change in Unrealized Appreciation (Depreciation)	(716,198)	628,791
Net Realized and Unrealized Gain (Loss)	(785,962)	1,329,355
Net Increase (Decrease) in Net Assets Resulting from Operations	$(668,638)	$1,374,643

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets ex-China ETF
	Year Ended November 30, 2024(1)	Period Ended November 30, 2023(1)	Year Ended April 30, 2023
Operations:
Net Investment Income	$265,384	$199,751	$220,011
Net Realized Gain (Loss)	449,641	(1,180,658)	(8,380,977)
Net Change in Unrealized Appreciation (Depreciation)	1,660,833	998,042	6,825,906
Net Increase (Decrease) in Net Assets Resulting from Operations	2,375,858	17,135	(1,335,060)
Distributions	(248,101)	N/A	N/A
Class A	N/A	N/A	(118,225)
Class C	N/A	N/A	(219,820)
Class I	N/A	N/A	(2,549,669)
Total Distributions	(248,101)	N/A	(2,887,714)
Capital Share Transactions:
Issued	3,795	3,984,574	N/A
Reinvestment of Distributions	—	—	N/A
Redeemed	(1,414,497)	(2,437,800)	N/A
Merger#	—	22,663,555	N/A
	(1,410,702)	24,210,329	N/A
Class A
Issued	N/A	N/A	269,411
Reinvestment of Distributions	N/A	N/A	101,138
Redeemed	N/A	N/A	(4,353,344)
Merger#	N/A	N/A	(910,010)
	N/A	N/A	(4,892,805)
Class C
Issued	N/A	N/A	1,265,677
Reinvestment of Distributions	N/A	N/A	205,957
Redeemed	N/A	N/A	(1,385,219)
Merger#	N/A	N/A	(1,444,378)
	N/A	N/A	(1,357,963)
Class I
Issued	N/A	512,846	19,923,472
Reinvestment of Distributions	N/A	N/A	2,429,922
Redeemed	N/A	(872,337)	(40,253,334)
Merger#	N/A	(22,672,930)	2,354,388
	N/A	(23,032,421)	(15,545,552)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,410,702)	1,177,908	(21,796,320)
Total Increase (Decrease) in Net Assets	717,055	1,195,043	(26,019,094)
Net Assets:
Beginning of Year/Period	24,332,682	23,137,639	49,156,733
End of Year/Period	$25,049,737	$24,332,682	$23,137,639

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets ex-China ETF
	Year Ended November 30, 2024(1)	Period Ended November 30, 2023(1)	Year Ended April 30, 2023
Share Transactions:
Issued	—	160,000	N/A
Reinvestment of Distributions	—	—	N/A
Redeemed	(50,000)	(90,000)	N/A
Merger#	—	900,587	N/A
	(50,000)	970,587	N/A
Class A
Issued	N/A	N/A	24,813
Reinvestment of Distributions	N/A	N/A	10,416
Redeemed	N/A	N/A	(400,447)
Merger#	N/A	N/A	(93,292)
	N/A	N/A	(458,510)
Class C
Issued	N/A	N/A	130,778
Reinvestment of Distributions	N/A	N/A	23,701
Redeemed	N/A	N/A	(149,491)
Merger#	N/A	N/A	(165,881)
	N/A	N/A	(160,893)
Class I
Issued	N/A	51,184	1,827,874
Reinvestment of Distributions	N/A	—	242,992
Redeemed	N/A	(87,358)	(3,630,972)
Merger#	N/A	(2,252,411)	234,114
	N/A	(2,288,585)	(1,325,992)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(1,317,998)	(1,945,395)

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ex-China ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
#	See Note 9 in the Notes to Financial Statements in relation to period ended November 30, 2023. See Note 1 in the Notes to Financials in relation to year end April 30, 2023.

N/A – Not applicable. Class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Great Consumer ETF
	Year Ended November 30, 2024(1)	Period Ended November 30, 2023(1)	Year Ended April 30, 2023
Operations:
Net Investment Income	$1,777,915	$1,600,701	$895,721
Net Realized Gain (Loss)	3,258,444	(16,164,493)	(171,439,060)
Net Change in Unrealized Appreciation (Depreciation)	9,434,594	8,665,820	99,487,908
Net Increase (Decrease) in Net Assets Resulting from Operations	14,470,953	(5,897,972)	(71,055,431)

Distributions	(2,297,470)	N/A	N/A
Class A	N/A	N/A	—
Class C	N/A	N/A	—
Class I	N/A	N/A	—
Total Distributions	(2,297,470)	N/A	—

Capital Share Transactions:
Issued	108,346	3,220,058	N/A
Reinvestment of Distributions	—	—	N/A
Redeemed	(108,586,028)	(169,628,445)	N/A
Merger#	—	378,237,835	N/A
	(108,477,682)	211,829,448	N/A
Class A
Issued	N/A	N/A	4,862,192
Reinvestment of Distributions	N/A	N/A	—
Redeemed	N/A	N/A	(13,682,674)
Merger#	N/A	N/A	(17,335,612)
	N/A	N/A	(26,156,094)
Class C
Issued	N/A	N/A	1,412,081
Reinvestment of Distributions	N/A	N/A	—
Redeemed	N/A	N/A	(4,235,481)
Merger#	N/A	N/A	(8,017,481)
	N/A	N/A	(10,840,881)
Class I
Issued	N/A	1,091,509	192,628,279
Reinvestment of Distributions	N/A	—	—
Redeemed	N/A	(35,835,923)	(548,932,923)
Merger#	N/A	(378,456,834)	25,353,093
	N/A	(413,201,248)	(330,951,551)
Decrease in Net Assets from Capital Share Transactions	(108,477,682)	(201,371,800)	(367,948,526)
Total Decrease in Net Assets	(96,304,199)	(207,269,772)	(439,003,957)

Net Assets:
Beginning of Year/Period	209,346,602	416,616,374	855,620,331
End of Year/Period	$113,042,403	$209,346,602	$416,616,374

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Great Consumer ETF
	Year Ended November 30, 2024(1)	Period Ended November 30, 2023(1)	Year Ended April 30, 2023
Share Transactions:
Issued	—	120,000	N/A
Reinvestment of Distributions	—	—	N/A
Redeemed	(4,150,000)	(6,830,000)	N/A
Merger#	—	15,164,586	N/A
	(4,150,000)	8,454,586	N/A
Class A
Issued	N/A	N/A	413,992
Reinvestment of Distributions	N/A	N/A	—
Redeemed	N/A	N/A	(1,156,623)
Merger#	N/A	N/A	(1,520,895)
	N/A	N/A	(2,263,526)
Class C
Issued	N/A	N/A	133,466
Reinvestment of Distributions	N/A	N/A	—
Redeemed	N/A	N/A	(397,935)
Merger#	N/A	N/A	(780,252)
	N/A	N/A	(1,044,721)
Class I
Issued	N/A	93,659	15,430,809
Reinvestment of Distributions	N/A	—	—
Redeemed	N/A	(3,082,519)	(44,853,238)
Merger#	N/A	(32,284,021)	2,155,362
	N/A	(35,272,881)	(27,267,067)
Net Decrease in Shares Outstanding from Share Transactions	(4,150,000)	(26,818,295)	(30,575,314)

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.
#	See Note 9 in the Notes to Financial Statements in relation to period ended November 30, 2023. See Note 1 in the Notes to Financials in relation to year end April 30, 2023.

N/A – Not applicable. Class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Bond ETF		Global X Brazil Active ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Period Ended November 30, 2023(1)
Operations:
Net Investment Income	$8,984,299	$6,299,095	$117,324	$37,712
Net Realized Gain (Loss)	(4,060,127)	(5,154,816)	(69,764)	5,992
Net Change in Unrealized Appreciation (Depreciation)	13,867,891	4,915,465	(716,198)	235,272
Net Increase (Decrease) in Net Assets Resulting from Operations	18,792,063	6,059,744	(668,638)	278,976
Distributions:	(8,479,479)	(5,417,100)	(116,138)	—
Capital Share Transactions:
Issued	64,859,731	43,021,229	514,775	3,031,842
Redeemed	—	(15,849,750)	—	—
Increase in Net Assets from Capital Share Transactions	64,859,731	27,171,479	514,775	3,031,842
Total Increase (Decrease) in Net Assets	75,172,315	27,814,123	(270,001)	3,310,818
Net Assets:
Beginning of Year/Period	126,290,172	98,476,049	3,310,818	—
End of Year/Period	$201,462,487	$126,290,172	$3,040,817	$3,310,818
Share Transactions:
Issued	2,850,000	2,000,000	20,000	120,000
Redeemed	—	(750,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	2,850,000	1,250,000	20,000	120,000

(1)	The Fund commenced operations on August 16, 2023.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X India Active ETF
	Year Ended November 30, 2024	Period Ended November 30, 2023(1)
Operations:
Net Investment Income (Loss)	$45,288	$(283)
Net Realized Gain (Loss)	700,564	13,612
Net Change in Unrealized Appreciation (Depreciation)	628,791	230,413
Net Increase in Net Assets Resulting from Operations	1,374,643	243,742
Distributions:	(27,040)	—
Capital Share Transactions:
Issued	16,027,809	8,163,000
Increase in Net Assets from Capital Share Transactions	16,027,809	8,163,000
Total Increase in Net Assets	17,375,412	8,406,742
Net Assets:
Beginning of Year/Period	8,406,742	—
End of Year/Period	$25,782,154	$8,406,742
Share Transactions:
Issued	520,000	320,000

Net Increase in Shares Outstanding from Share Transactions	520,000	320,000

(1)	The Fund commenced operations on August 17, 2023.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets ex-China ETF(1)
2024	25.07	0.28	2.12	2.40	(0.26)	—	—
2023 ^	25.28	0.20	(0.41)	(0.21)	—	—	—
2023 ^^(2)	29.23	0.20	(1.25)	(1.05)	—	(2.90)	—
2022 ^^(2)	39.45	0.10	(7.69)	(7.59)	—	(2.63)	—
2021 ^^(2)	25.13	0.08	14.77	14.85	(0.53)	—	—
2020 ^^(2)	29.60	0.15	(4.62)	(4.47)	—	—	—
Global X Emerging Markets Great Consumer ETF(4)
2024	24.76	0.30	1.54	1.84	(0.34)	—	—
2023 ^	25.13	0.13	(0.50)	(0.37)	—	—	—
2023 ^^(5)	27.72	0.04	(2.63)	(2.59)	—	—	—
2022 ^^(5)	43.66	(0.09)	(13.11)	(13.20)	—	(2.74)	—
2021 ^^(5)	32.30	(0.04)	13.23	13.19	—	(1.83)	—
2020 ^^(5)	32.64	—	(0.06)	(0.06)	(0.15)	(0.13)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	For the period ended November 30th.
^^	For the year ended April 30th.
(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ex-China ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(2)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Predecessor Fund via issuance of 0.4 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)
(3)	The ratio of Expenses to Average Net Assets excluding waivers 2.05%, 1.52%, 1.55%, 1.60%, and 1.66% for the years ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020, and April 30, 2019, respectively.
(4)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(5)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Great Consumer Predecessor Fund via issuance of 0.47 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Great Consumer Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)
(6)	The ratio of Expenses to Average Net Assets excluding waivers 1.36%, 1.19%, 1.20%, 1.33%, and 1.41% for the years ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020, and April 30, 2019, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.26)	27.21	9.57	25,050	0.76		1.01		83.82
—	25.07	(0.81)	24,333	0.77	†	1.36	†	55.87
(2.90)	25.28	(3.50)	23,138	1.15	(3)	0.74		116.00
(2.63)	29.23	(20.14)	42,258	1.15	(3)	0.31		106.00
(0.53)	39.45	59.28	57,212	1.15	(3)	0.22		123.00
—	25.13	(15.12)	46,976	1.15	(3)	0.54		95.00

(0.34)	26.26	7.45	113,042	0.75		1.13		72.71
—	24.76	(1.46)	209,347	0.78	†	0.89	†	64.41
—	25.13	(9.36)	416,616	1.15	(6)	0.19		69.00
(2.74)	27.72	(31.34)	814,957	1.15	(6)	(0.24)		71.00
(1.83)	43.66	41.03	1,627,679	1.15	(6)	(0.10)		49.00
(0.28)	32.30	(0.23)	545,917	1.15	(6)	0.01		60.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets Bond ETF
2024	21.59	1.31	1.52	2.83	(1.26)	—	—
2023	21.41	1.20	0.01	1.21	(1.03)	—	—
2022	25.73	0.93	(4.02)	(3.09)	(0.91)	(0.31)	(0.01)
2021	27.50	0.90	(1.30)	(0.40)	(0.99)	(0.38)	—
2020(1)	25.00	0.49	2.47	2.96	(0.46)	—	—
Global X Brazil Active ETF
2024	27.59	0.88	(5.85)	(4.97)	(0.83)	(0.07)	—
2023(2)	25.00	0.33	2.26	2.59	—	—	—
Global X India Active ETF
2024	26.27	0.08	4.42	4.50	—	(0.08)	—
2023(3)	25.00	—	1.27	1.27	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
(1)	The Fund commenced operations on June 1, 2020.
(2)	The Fund commenced operations on August 16, 2023.
(3)	The Fund commenced operations on August 17, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.26)	23.16	13.47	201,462	0.39		5.80		35.35
(1.03)	21.59	5.80	126,290	0.39	#	5.58		35.97
(1.23)	21.41	(12.26)	98,476	0.39		4.10		51.59
(1.37)	25.73	(1.60)	136,391	0.39		3.37		70.51
(0.46)	27.50	11.91	68,739	0.39	†	3.72	†	38.12

(0.90)	21.72	(18.55)	3,041	0.75		3.46		55.91
—	27.59	10.36	3,311	0.75	#†	4.48	†	13.88

(0.08)	30.69	17.16	25,782	0.76		0.28		53.06
—	26.27	5.08	8,407	0.76	#†	(0.03	)†	23.87

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

November 30, 2024

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of November 30, 2024, the Trust had one hundred portfolios, ninety-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Great Consumer ETF, Global X Emerging Markets Bond ETF, Global X Brazil Active ETF and Global X India Active ETF (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF) has elected non-diversified status under the 1940 Act.

On November 11, 2022, the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”) approved, on behalf of the Funds, a proposed agreement and plan of reorganization of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”), each a series of Mirae Asset Discovery Funds, into corresponding newly created series of the Trust, resulting in their operation as actively managed exchange-traded funds (the “Reorganization”). The Board of Trustees of Mirae Asset Discovery Funds also voted to approve the Reorganization on behalf of the Predecessor Funds on November 11, 2022.

On March 15, 2023, the shareholders of the Predecessor Funds approved the Reorganization. Because the Funds only offer a single class of shares of beneficial interest, prior to the Reorganization, Class A shares and Class C shares of each Predecessor Fund were converted to Class I shares of each respective Predecessor Fund, without any contingent deferred sales charges or other charges. This change became effective on April 27, 2023. Upon the closing of the Reorganization on May 12, 2023, in exchange for their Class I Shares of the respective Predecessor Fund, each Predecessor Fund shareholder received shares of the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF, respectively. The Funds assumed the performance, financial, accounting and other historical information of the Predecessor Funds’ Class I shares. As disclosed in the shareholder proxy materials, the Funds underwent changes to certain service providers as part of the Reorganization.

Prior to April 27, 2023, each Fund offered three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares were identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds had a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds were offered without any front-end sales charge but were subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares that were no longer subject to a deferred sales

Notes to Financial Statements (Continued)

November 30, 2024

1. ORGANIZATION (continued)

charge could be converted to Class A Shares of the same Fund on the basis of relative net asset values. No sales charges are assessed with respect to Class I Shares of the Funds.

Effective September 1, 2023, the Board approved the change of fiscal and tax year-ends from April 30, to November 30, for the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board of Trustees of the Trust (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2024, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at November 30, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax positions in the current period; however, Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

As of and during the reporting year ended November 30, 2024, the Funds did not have a liability for any unrecognized tax benefits as an income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH OVERDRAFT CHARGES – Per the terms of an agreement with The Bank of New York Mellon (“BNY Mellon”), if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY Mellon on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Emerging Markets ex-China ETF	10,000	$1,200	$1,200
Global X Emerging Markets Great Consumer ETF	10,000	1,200	1,200
Global X Emerging Markets Bond ETF	50,000	250	250
Global X Brazil Active ETF	10,000	250	250
Global X India Active ETF	10,000	500	500

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.

Notes to Financial Statements (Continued)

November 30, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees for investments in unaffiliated investment companies, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the year ended November 30, 2024, the Adviser paid acquired fund fees and expenses for the Global X Emerging Markets Great Consumer ETF, Global X Emerging Markets Bond ETF, Global X Brazil Active ETF and Global X India Active ETF of $63, $878, $19, and $99, respectively, and made such reimbursement payments to each Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Emerging Markets ex-China ETF	0.75%
Global X Emerging Markets Great Consumer ETF	0.75%
Global X Emerging Markets Bond ETF	0.39%
Global X Brazil Active ETF	0.75%
Global X India Active ETF	0.75%

Sub-Adviser - Emerging Markets ex-China ETF and Emerging Markets Great Consumer ETF:

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Hong Kong”), an affiliate of the Adviser, under which the Adviser pays Mirae Hong Kong for management and operational services it provides to the Funds. Mirae Hong Kong, subject to the supervision and oversight of the Board and the Adviser, is responsible for the management of the Emerging Markets ex-China ETF and Emerging Markets Great Consumer ETF, and has discretion to buy or sell securities in accordance with each Fund’s investment objective. The Adviser may from time to time share certain of its profits with, or allocate other resources to, Mirae Hong

Notes to Financial Statements (Continued)

November 30, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Kong. Any such payments by the Adviser to Mirae Hong Kong will be from the Adviser’s own resources.

The Adviser pays Mirae Hong Kong a sub-adviser management fee of 25% of the Management Fee of each Fund, on assets managed by Mirae Hong Kong, in return for providing management and operation services to the respective Fund.

Sub-Adviser - Global X Emerging Markets Bond ETF:

The Adviser has entered into a sub-advisory agreement with Mirae Asset Global Investments (USA) LLC (“Mirae USA”), an affiliate of the Adviser, under which the Adviser pays Mirae USA for management and operational services it provides to the Global X Emerging Markets Bond ETF. Mirae USA, subject to the supervision and oversight of the Board and the Adviser, is responsible for the management of the Global X Emerging Markets Bond ETF, and has discretion to buy or sell securities in accordance with the Global X Emerging Markets Bond ETF’s investment objective.

The Adviser may from time to time share certain of its profits with, or allocate other resources to, Mirae USA. Any such payments by the Adviser to Mirae USA will be from the Adviser’s own resources.

The Adviser pays Mirae USA a fee (“Sub-Adviser Management Fee”) in return for providing management and operational services to the Global X Emerging Markets Bond ETF. The Adviser will pay a monthly Sub-Adviser Management Fee to Mirae USA at the annual rate set forth below for the Global X Emerging Markets Bond ETF:

•	0.14% on assets for any day that total assets are greater than or equal to $50 million.

•	0.00% on assets for any day that total assets are less than $50 million.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares.

Notes to Financial Statements (Continued)

November 30, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units, (2) all costs of maintaining the records required of a registered broker/dealer, (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws, (4) filing fees, and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY Mellon serves as transfer agent and custodian to the Trust on behalf of the Funds. As custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. BNY Mellon also serves as the Trust’s transfer agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2024, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Emerging Markets ex-China ETF	$21,462,332	$22,308,071
Global X Emerging Markets Great Consumer ETF	111,899,996	161,377,034
Global X Emerging Markets Bond ETF	42,296,650	45,135,581
Global X Brazil Active ETF	2,101,136	1,844,664
Global X India Active ETF	20,504,547	8,662,021

Notes to Financial Statements (Continued)

November 30, 2024

4. INVESTMENT TRANSACTIONS (continued)

For the year ended November 30, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X Emerging Markets ex-China ETF	$–	$602,402	$162,156
Global X Emerging Markets Great Consumer ETF	–	56,368,280	7,851,738
Global X Emerging Markets Bond ETF	63,373,447	–	–
Global X Brazil Active ETF	246,401	–	–
Global X India Active ETF	3,434,918	–	–

For the year ended November 30, 2024, the Global X Emerging Markets Bond ETF had purchases and sales of long-term U.S. Government securities of $12,682,773 and $11,202,688, respectively.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended November 30, 2024 are primarily attributable to redemptions in-kind.

The tax character of dividends and distributions declared during the year or period ended November 30, 2024, November 30, 2023 and April 30, 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets ex-China ETF
2024	$248,101	$–	$–	$248,101
2023†	–	–	–	–
2023	–	2,887,714	–	2,887,714

Notes to Financial Statements (Continued)

November 30, 2024

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets Great Consumer ETF
2024	$2,297,470	$–	$–	$2,297,470
2023†	–	–	–	–
2023	–	–	–	–

†	For the period May 1, 2023 to November 30, 2023. Effective September 1, 2023, the Global X Emerging Markets ex-China ETF and the Global X Emerging Markets Great Consumer ETF changed their fiscal year end to November 30 (see Note 1 in the Notes to Financial Statements).

The tax character of dividends and distributions declared during the year ended November 30, 2024 and November 30, 2023 was as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets Bond ETF
2024	$8,479,479	$–	$–	$8,479,479
2023	5,417,100	–	–	5,417,100
Global X Brazil Active ETF
2024	$116,138	$–	$–	$116,138
2023	–	–	–	–
Global X India Active ETF
2024	$27,040	$–	$–	$27,040
2023	–	–	–	–

As of November 30, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF
Undistributed Ordinary Income	$5,461	$407,124
Capital Loss Carryforwards	(11,192,468)	(378,759,244)
Unrealized Appreciation on Investments and Foreign Currency	2,782,570	8,672,039
Other Temporary Differences	150	3
Total Accumulated Losses	$(8,404,287)	$(369,680,078)

Notes to Financial Statements (Continued)

November 30, 2024

5. TAX INFORMATION (continued)

	Global X Emerging Markets Bond ETF	Global X Brazil Active ETF	Global X India Active ETF
Undistributed Ordinary Income	$1,971,799	$41,354	$806,551
Undistributed Long-Term Capital Gain	–	–	26,296
Capital Loss Carryforwards	(14,346,744)	(55,299)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,390,003	(491,854)	758,498
Other Temporary Differences	(4)	(1)	–
Total Distributable Earnings (Accumulated Losses)	$(10,984,946)	$(505,800)	$1,591,345

Qualified late year ordinary (including currency and specified gain/loss items) represents losses realized from January 1, 2024 through November 30, 2024, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2024 was as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Emerging Markets ex-China ETF	$21,733,299	$4,325,445	$(1,542,875)	$2,782,570
Global X Emerging Markets Great Consumer ETF	103,207,379	17,009,682	(8,337,643)	8,672,039
Global X Emerging Markets Bond ETF	193,418,752	5,547,407	(4,157,404)	1,390,003
Global X Brazil Active ETF	3,467,869	104,046	(595,900)	(491,854)
Global X India Active ETF	24,177,432	1,777,166	(1,018,668)	758,498

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in

Notes to Financial Statements (Continued)

November 30, 2024

6. CONCENTRATION OF RISKS (continued)

the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders may have limited legal remedies.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments.

Global X Emerging Markets Great Consumer ETF

For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with

Notes to Financial Statements (Continued)

November 30, 2024

6. CONCENTRATION OF RISKS (continued)

the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the Chinese government will not place similar restrictions on other industries.

Chinese equities that utilize the VIE structure to list in the U.S. as ADRs face the risk of regulatory action from U.S. authorities, including the risk of delisting. This will depend in part on whether U.S. regulatory authorities are satisfied with their access to mainland China and Hong Kong for the purpose of conducting inspections on the quality of audits for these companies. Although the U.S. and China reached an agreement in September 2022 to grant the U.S. access for such inspections, there is no guarantee that the agreement will be enforced or that U.S. regulatory authorities will continue to feel satisfied with their access. As of January 31, 2024, the Fund had significant exposure to VIEs, as defined above.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Notes to Financial Statements (Continued)

November 30, 2024

6. CONCENTRATION OF RISKS (continued)

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BNY Mellon are initially required to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds

Notes to Financial Statements (Continued)

November 30, 2024

7. LOANS OF PORTFOLIO SECURITIES (continued)

record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2024, the Funds had no securities on loan.

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. MERGER

Effective as of the close of business on May 12, 2023, the Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF (collectively, the “Acquiring Funds”) acquired all of the assets and assumed all of the liabilities of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”), respectively, pursuant to a Plan of Reorganization approved by the Board of Trustees on November 11, 2022. Effective as of the close of business on May 12, 2023, the Acquired Funds were reorganized into the Acquiring Funds, each a separate series of the Trust (together, the “Combined Funds”) and the Combined Funds were renamed Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF. The Acquiring Funds are the legal surviving entities in the Reorganization, while the Acquired Funds are the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Funds.

The acquisition was accomplished by a tax-free exchange as follows:

Notes to Financial Statements (Concluded)

November 30, 2024

9. MERGER (continued)

For every 1 share of the Emerging Markets Fund, shareholders received 0.4 shares of the Global X Emerging Markets ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets ETF had 900,587 shares outstanding with net assets of $22,663,555.

For every 1 share of the Emerging Markets Great Consumer Fund, shareholders received 0.47 shares of the Global X Emerging Markets Great Consumer ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets Great Consumer ETF had 15,164,586 shares outstanding with net assets of $378,237,835.

The Global X Emerging Markets ETF was renamed the Global X Emerging Markets ex-China ETF, effective as of April 1, 2024.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the five funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of November 30, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X Emerging Markets ex-China ETF (1)
Global X Emerging Markets Great Consumer ETF (1)
Global X Emerging Markets Bond ETF (2)
Global X Brazil Active ETF (3)
Global X India Active ETF (4)
(1)

Statement of operations for the year ended November 30, 2024, and statement of changes in net assets for the year ended November 30, 2024 and the period May 1, 2023 through November 30, 2023

The financial statements of Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF as of and for the year ended April 30, 2023 and the financial highlights for each of the periods ended on or prior to April 30, 2023 (not presented herein, other than the statement of changes in net assets and the financial highlights), prior to the retrospective application of the merger, as described in Note 9, were audited by other auditors whose report dated June 29, 2023 expressed an unqualified opinion on those financial statements and financial highlights.

We also have audited the adjustments to retrospectively apply the merger, as described in Note 9. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the April 30, 2023, 2022, 2021, or 2020 financial statements or financial highlights of the Funds other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the April 30, 2023, 2022, 2021, or 2020 financial statements or financial highlights taken as a whole.

(2)	Statement of operations for the year ended November 30, 2024 and statement of changes in net assets for the years ended November 30, 2024 and 2023
(3)	Statement of operations for the year ended November 30, 2024, and statement of changes in net assets for the year ended November 30, 2024 and the period August 16, 2023 (commencement of operations) through November 30, 2023

Report of Independent Registered Public Accounting Firm (Concluded)

(4)	Statement of operations for the year ended November 30, 2024, and statement of changes in net assets for the year ended November 30, 2024 and the period August 17, 2023 (commencement of operations) through November 30, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 27, 2025

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2024 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2024, the Funds have designated the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)
Global X Emerging Markets ex-China ETF
0.00%	100.00%	0.00%	100.00%	0.37%	98.92%
Global X Emerging Markets Consumer ETF
0.00%	100.00%	0.00%	100.00%	0.75%	76.83%
Global X Emerging Markets Bond ETF
0.00%	100.00%	0.00%	100.00%	0.14%	0.14%
Global X Brazil Active ETF
0.00%	100.00%	0.00%	100.00%	1.25%	82.95%
Global X India Active ETF
0.00%	100.00%	0.00%	100.00%	0.49%	17.56%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Funds to designate the maximum amount permitted by law.

Notice to Shareholders (unaudited)

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Emerging Markets ex-China ETF
	0.00%	0.00%	0.00%	0.00%	36.04%
Global X Emerging Markets Great Consumer ETF
	0.00%	0.00%	0.00%	0.00%	30.96%
Global X Emerging Markets Bond ETF
	3.53%	6.32%	0.00%	0.00%	0.00%
Global X Brazil Active ETF
	0.86%	0.90%	100.00%	0.00%	0.00%
Global X India Active ETF
	49.23%	2.70%	100.00%	0.00%	84.63%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The Funds intend to pass through a foreign tax credit to shareholders. For the period ended November 30, 2024, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Emerging Markets ex-China ETF	$246,673	$139,817
Global X Emerging Markets Great Consumer ETF	2,096,029	1,030,423
Global X India Active ETF	159,016	148,834

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV

Proxy Voting (Form N-CSR Item 9) (unaudited)

A Special Meeting of Shareholders of the Global X Funds (the “Trust”) was held on August 26, 2024, for the purpose of considering the proposal to elect each of the current Trustees to the Board of Trustees of the Trust. The proposal was approved on August 26, 2024 with the following voting results:

Trustee	Shares Voted
Charles A. Baker
For	1,000,273,461
Against	14,064,552
Abstain	12,508,484
Toai Chin
For	999,088,606
Against	14,951,430
Abstain	12,806,470
Clifford J. Weber
For	1,000,103,865
Against	14,142,432
Abstain	12,600,202
Ryan O’Connor
For	1,002,852,035
Against	11,528,537
Abstain	12,465,958

Approval of Investment Advisory Agreement and Sub-Advisory Agreements
(Form N-CSR Item 11)(Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) Trust held on November 19, 2024, called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund (each, a “Renewal Fund” and together, the “Renewal Funds”) included in this Annual Report; (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), between the Trust, on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”); (iii) the Sub-Advisory Agreement (the “Mirae USA Renewal Sub-Advisory Agreement”) between Global X Management, on behalf of the Global X Emerging Markets Bond ETF (the “Emerging Markets Bond Fund”), and Mirae Asset Global Investments (USA) LLC (“Mirae USA”); and (iv) the Sub-Advisory Agreement (the “Mirae Hong Kong Renewal Sub-Advisory Agreement”) between Global X Management, on behalf of the Global X Emerging Markets ex-China ETF (the “Emerging Markets ex-China Fund”) and the Global X Emerging Markets Great Consumer ETF (the “Emerging Markets Great Consumer Fund”), and Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Hong Kong”). Mirae USA and Mirae Hong Kong are each referred to herein as the “Sub-Adviser.” The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.” The Mirae USA Renewal Sub-Advisory Agreement and Mirae Hong Kong Renewal Sub-Advisory Agreement are also referred to herein individually as a Renewal Sub-Advisory Agreement, and collectively as the “Renewal Sub-Advisory Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management, Mirae USA and Mirae Hong Kong in connection with the Board’s consideration of the Renewal Agreements and Renewal Sub-Advisory Agreements, and received and reviewed written responses from Global X Management, Mirae USA and Mirae Hong Kong, and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and Renewal Sub-Advisory Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

Approval of Investment Advisory Agreement and Sub-Advisory Agreements
(Form N-CSR Item 11)(Unaudited) (Continued)

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Approval of Investment Advisory Agreement and Sub-Advisory Agreements
(Form N-CSR Item 11)(Unaudited) (Continued)

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ performance in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements..

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global

Approval of Investment Advisory Agreement and Sub-Advisory Agreements
(Form N-CSR Item 11)(Unaudited) (Continued)

X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Approval of Investment Advisory Agreement and Sub-Advisory Agreements
(Form N-CSR Item 11)(Unaudited) (Continued)

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

MIRAE USA RENEWAL SUB-ADVISORY AGREEMENT

In determining to approve the continuation of the Mirae USA Renewal Sub-Advisory Agreement, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent, and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Sub-Advisory Agreement and the range of services that would continue to be provided to the Emerging Markets Bond Fund by Mirae USA in accordance with the Renewal Sub-Advisory Agreement;

•	the key personnel and the co-portfolio managers of Mirae USA who would continue to provide investment advisory services to the Emerging Markets Bond Fund;

•	the responsibilities of Mirae USA under the Renewal Sub-Advisory Agreement, among other things, to: (i) invest and reinvest the assets of the Emerging Markets Bond Fund, (ii) provide the Trust, Global X Management, and their respective officers and Trustees with such periodic reports concerning the obligations the Sub-Adviser has assumed under the Renewal Sub-Advisory Agreement as the Trust, the Board, and Global X Management may from time to time reasonably request, (iii) review all proxy solicitation materials and vote (or abstain from voting) and handle all proxies solicited by or with respect to the issuers of securities in which the assets of the Emerging Markets Bond Fund may be invested in compliance with the proxy voting procedures of the Trust then in effect, (iv) select broker and dealers to execute

Approval of Investment Advisory Agreement and Sub-Advisory Agreements
(Form N-CSR Item 11)(Unaudited) (Continued)

portfolio transactions for the Emerging Markets Bond Fund and select the markets on or in which the transactions will be executed, and (v) assist Global X Management and the Emerging Markets Bond Fund by providing certain operational services to the Fund including, without limitation, the following: (A) the preparation of tax returns; (B) the preparation and submission of reports to existing shareholders; (C) the periodic updating of the prospectus and statement of additional information for the Emerging Markets Bond Fund; and (D) the preparation of reports to be filed with the SEC and other regulatory authorities;

•	the nature, extent and quality of the services (including advisory and compliance services) to be provided by Mirae USA or made available to the Emerging Markets Bond Fund, and the adequacy of the personnel and resources of Mirae USA that would continue to be made available to the Fund; and

•	the quality of Mirae USA resources and personnel that would continue to be made available to the Emerging Markets Bond Fund, including the experience and the professional qualifications of Mirae USA key personnel.

Performance

The Board considered the performance of the Fund to the extent that such information was available and/or deemed meaningful. They examined the performance of the Fund for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Fund relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of underperformance and over-performance with respect to the competitor funds.

Cost of Services and Profitability

The Board considered the cost to Mirae USA to provide investment management services and related services to the Emerging Markets Bond Fund. In this regard, the Board considered the sub-advisory fee paid to Mirae USA (from the Management Fee borne by the Emerging Markets Bond Fund under the Investment Management Agreement) for the various investment advisory services that the Emerging Markets Bond Fund requires.

In addition, the Board considered the expected profitability to Mirae USA from all services provided or expected to be provided to the Emerging Markets Bond Fund by the Sub- Adviser and all aspects of the relationship of Mirae USA with the Emerging Markets Bond Fund.

Approval of Investment Advisory Agreement and Sub-Advisory Agreements
(Form N-CSR Item 11)(Unaudited) (Continued)

To assist the Trustees in these considerations, Mirae USA provided the Board with financial information regarding the services to be provided to the Emerging Markets Bond Fund and discussed with the Board its expected profitability with respect to the Fund.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the sub-advisory fee paid to Mirae USA by Global X Management (from the Management Fee paid to the Adviser by the Emerging Markets Bond Fund). To assist the Trustees in these considerations, Mirae USA provided the Board with comparative expense data for the Emerging Markets Bond Fund, including management fees paid by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds

•	the structure of the sub-advisory fee and the total expense ratio for the Emerging Markets Bond Fund.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Emerging Markets Bond Fund grows and whether the sub-advisory fee for the Emerging Markets Bond Fund reflected these economies of scale, and noted that Mirae USA represented that it does not expect to experience any economies of scale by providing continued sub-advisory services to the Fund, based on the anticipated size of the Fund during at least the Fund’s first few years; and

•	the significant investment of time, personnel and other resources that Mirae USA has made and intends to continue to make in the Emerging Markets Bond Fund to seek to assure that the Fund is attractive to investors.

Other Benefits

In considering the Renewal Sub-Advisory Agreement, in addition to the categories discussed above, the Board considered other benefits realized by Mirae USA because of its relationship with the Emerging Markets Bond Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Mirae USA Renewal Sub-Advisory Agreement was fair and reasonable and in the best interest of the Emerging Markets Bond Fund.

Approval of Investment Advisory Agreement and Sub-Advisory Agreements
(Form N-CSR Item 11)(Unaudited) (Continued)

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

MIRAE HONG KONG RENEWAL SUB-ADVISORY AGREEMENT

In determining to approve the continuation of the Mirae Hong Kong Renewal Sub-Advisory Agreement, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent, and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Sub-Advisory Agreement and the range of services that would continue to be provided to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund by Mirae Hong Kong in accordance with the Sub-Advisory Agreement;

•	Mirae Hong Kong’s key personnel and the co-portfolio managers who would continue to provide investment advisory services to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund;

•	Mirae Hong Kong’s responsibilities under the Renewal Sub-Advisory Agreement, among other things, to: (i) invest and reinvest the assets of the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund, (ii) provide the Trust, Global X Management, and their respective officers and Trustees with such periodic reports concerning the obligations the Sub-Adviser has assumed under the Sub-Advisory Agreement as the Trust, the Board, and Global X Management may from time to time reasonably request, (iii) review all proxy solicitation materials and vote (or abstain from voting) and handle all proxies solicited by or with respect to the issuers of securities in which the assets of the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund may be invested in compliance with the proxy voting procedures of the Trust then in effect, (iv) select broker and dealers to execute portfolio transactions for the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund and select the markets on or in which the transactions will be executed, and (v) assist Global X Management and the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund by providing certain operational services to each Fund including, without limitation, the following: (A) the preparation of tax returns; (B) the preparation and submission of reports to existing shareholders; (C) the periodic updating of the prospectus and statement of additional information for the Emerging Markets ex-China Fund and the

Approval of Investment Advisory Agreement and Sub-Advisory Agreements
(Form N-CSR Item 11)(Unaudited) (Continued)

Emerging Markets Great Consumer Fund; and (D) the preparation of reports to be filed with the SEC and other regulatory authorities;

•	the nature, extent and quality of the services (including advisory and compliance services) to be provided by Mirae Hong Kong or made available to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund, and the adequacy of Mirae Hong Kong’s personnel and resources that would continue to be made available to each Fund; and

•	the quality of Mirae Hong Kong’s resources and personnel that would continue to be made available to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund, including Mirae Hong Kong’s experience and the professional qualifications of Mirae Hong Kong’s key personnel.

Performance

The Board considered the performance of the Fund to the extent that such information was available and/or deemed meaningful. They examined the performance of the Fund for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Fund relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of underperformance and over-performance with respect to the competitor funds.

Cost of Services and Profitability

The Board considered Mirae Hong Kong’s cost to provide investment management services and related services to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund. In this regard, the Board considered the sub-advisory fee paid to Mirae Hong Kong (from the Management Fee borne by the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund under the Investment Management Agreement) for the various investment advisory services that the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund require.

In addition, the Board considered the expected profitability to Mirae Hong Kong from all services provided or expected to be provided to the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund by the Sub-Adviser and all aspects of Mirae Hong Kong’s relationship with the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund.

To assist the Trustees in these considerations, Mirae Hong Kong provided the Board with financial information regarding the services to be provided to the Emerging Markets ex-

Approval of Investment Advisory Agreement and Sub-Advisory Agreements
(Form N-CSR Item 11)(Unaudited) (Continued)

China Fund and the Emerging Markets Great Consumer Fund and discussed with the Board the expected profitability with respect to each Fund.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the sub-advisory fee paid to Mirae Hong Kong by Global X Management (from the Management Fee paid to the Adviser by the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund). To assist the Trustees in these considerations, Mirae Hong Kong provided the Board with comparative expense data for the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund, including management fees paid by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds

•	the structure of the sub-advisory fee and the total expense ratio for the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund.

Economies of Scale

With respect to this factor, the Board considered:

•	comparative information with respect to the sub-advisory fee paid to Mirae Hong Kong by Global X Management (from the Management Fee paid to the Adviser by the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund). To assist the Trustees in these considerations, Mirae Hong Kong provided the Board with comparative expense data for the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund, including management fees paid by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds

•	the structure of the sub-advisory fee and the total expense ratio for the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund.

Other Benefits

In considering the Renewal Sub-Advisory Agreement, in addition to the categories discussed above, the Board considered other benefits realized by Mirae Hong Kong because of its relationship with the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting

Approval of Investment Advisory Agreement and Sub-Advisory Agreements
(Form N-CSR Item 11)(Unaudited) (Concluded)

separately, concluded, in the exercise of its business judgement, that the Mirae Hong Kong Renewal Sub-Advisory Agreement was fair and reasonable and in the best interest of the Emerging Markets ex-China Fund and the Emerging Markets Great Consumer Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Sub-Adviser - Global X Emerging Markets ex-China ETF and Global X Emerging Markets
Great Consumer ETF:
Mirae Asset Global Investments (Hong Kong) Limited
Unit 1101, 11/F, Lee Garden Three
1 Sunning Road, Causeway Bay, Hong Kong

Sub-Adviser - Global X Emerging Markets Bond ETF:
Mirae Asset Global Investments (USA) LLC
1212 Avenue of the Americas, 10th Floor
New York, NY 10036

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-009-0500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The disclosure regarding any matters submitted during the period covered by the report to a vote of shareholders, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)	No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)	No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the approval of any investment advisory contract approved during the registrant’s most recent fiscal half-year, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c) Management has completed the remediation efforts relating to a previously reported material weakness in the Registrant’s internal controls over financial reporting. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis. As of November 30,2023, management concluded that it did not design or maintain controls to evaluate reasonably available observable inputs related to the valuation of certain securities held in the Global X Aging Population ETF, Global X Cannabis ETF and Global X Genomics & Biotechnology ETF for which trading on a recognized exchange were halted. This material weakness did not result in a misstatement of previously issued financial statements. This material weakness resulted in audit adjustments, which adjustments were reflected in the financial statements of the Global X Cannabis ETF to increase Investments, at value and Net change in unrealized appreciation (depreciation) on investments for the year ended November 30, 2023. The Global X Cannabis ETF liquidated on February 20, 2024.

The steps management took to remediate this material weakness included implementing an additional control to track subsequent events for potential observable inputs that relate to the valuation of certain securities for which trading on a recognized exchange has halted. Management created a Subsequent Event Tracking log that is intended to identify halted securities above an established fund weighting threshold, with the intention to formally track subsequent events that may result in observable inputs that would impact the valuation of the security. Secondly, the log tracks communication of such subsequent events to the Valuation Committee, with fair value recommendations reviewed and approved by Committee members.

As a result of these remediation activities, management has determined that the Registrant’s internal controls over financial reporting are designed appropriately and at a sufficient level of precision and have been operating effectively for a sufficient period of time, such that the material weakness previously identified as of November 30, 2023, has been remediated as of November 30, 2024.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(a) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 6, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen
Principal Financial Officer

Date: February 6, 2025